File Nos. 333-90407
                                                                     811-7060
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 2                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 24                                                       [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT FIVE
     __________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL LIFE INSURANCE COMPANY
     _______________________________________________
     (Name of Depositor)

     4100 Newport Place Drive, Suite 840, Newport Beach, CA        92600
     ______________________________________________________        __________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 831-5433


     Copies to:
          Judith A. Hasenauer            and   Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          P.O Box 5108                         General Counsel and Secretary
          Westport, CT  06881                  Cova Financial
          (203) 226-7866                       Life Insurance Company
                                               One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Not Applicable


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options; Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A

                                                                    The Series A
                                                                       Fixed And
                                                                Variable Annuity

                                                                       issued by

                                                           COVA VARIABLE ANNUITY
                                                                    ACCOUNT FIVE
                                                                             and

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY


This prospectus describes the Series A Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 20 investment choices -- a fixed account which offers an interest rate which is guaranteed by Cova, and 19 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).

AIM Variable Insurance Funds:
     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund

Cova Series Trust:
     Managed by J.P. Morgan Investment Management Inc.
         Select Equity Portfolio
         Small Cap Stock Portfolio
         International Equity Portfolio
         Quality Bond Portfolio
         Large Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Mid-Cap Value Portfolio
         Large Cap Research Portfolio
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio

Franklin Templeton Variable Insurance Products Trust*, Class 1 Shares:
     Managed by Franklin Advisers, Inc.
        Franklin Small Cap Fund (the surviving fund of the merger
           with Franklin Small Cap Investments Fund)
        Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund) Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)

     Managed by Templeton Investment Counsel, Inc.
        Templeton International Securities Fund (formerly, Templeton
            International Fund)

     Managed by Templeton Global Advisors Limited
        Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)


*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.


General American Capital Company:
     Managed by Conning Asset Management Company
         Money Market Fund



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Series A Fixed and Variable Annuity Contract.

To learn more about the Cova Series A Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated _______, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

_________, 2000



TABLE OF CONTENTS                                         Page

 INDEX OF SPECIAL TERMS

 SUMMARY

 Fee Table

 Examples

 THE ANNUITY CONTRACT

 ANNUITY PAYMENTS (THE INCOME PHASE)
     Selecting an Annuity Date
     Annuity Payments
     Selecting an Annuity Option

 PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Free Look
     Accumulation Units

 INVESTMENT OPTIONS
     AIM Variable Insurance Funds
     Cova Series Trust
     Franklin Templeton Variable Insurance Products Trust
     General American Capital Company
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

 EXPENSES
     Mortality and Expense Risk Charge
     Contract Maintenance Charge
     Sales Charge
         How to Reduce the Sales Charge
     Premium Taxes
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

 TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Withdrawals - Tax-Sheltered Annuities
     Diversification

 ACCESS TO YOUR MONEY
     Suspension of Payments or Transfers
     Systematic Withdrawal Program

 PERFORMANCE

 DEATH BENEFIT
     Upon Your Death
     Death of Annuitant

 OTHER INFORMATION
     Cova
     The Separate Account
     Distributor
     Ownership
     Annuitant
     Beneficiary
     Assignment
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

APPENDIX A
Participating Investment Portfolios

APPENDIX B
Performance Information

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment (including Gross Purchase Payment and
   Net Purchase Payment)
Qualified
Tax Deferral



SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 19 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The contract also offers a fixed account with an interest rate that is guaranteed by Cova. While your money is in the fixed account, we guarantee the interest your money will earn as well as your principal.

You can put money into any or all of the investment portfolios (except as noted) and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.



ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose one of three payment plans (we call them annuity options). Once you begin receiving regular payments, you cannot change your annuity option.



PURCHASE:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. We will not issue a contract to someone over age 90. Your registered representative can help you complete the proper forms.



INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix A and more fully described in the prospectuses for the funds.



Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



EXPENSES:

The contract has insurance and investment features. There are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o Cova also deducts a mortality and expense risk charge which is equivalent, on an annual basis, to .85% of the average daily value of your contract allocated to the investment portfolios.

o Cova will deduct a sales charge from each purchase payment you make before it allocates your money to the investment portfolios and/or the fixed account. The amount of the sales charge varies depending upon the amount of the purchase payments you make and the value of your contract at the time Cova receives your purchase payment. Cova will also take into account the amount of purchase payments which you represent in writing will be made during a 13-month period. The larger your purchase payments and contract value are, the less your sales charge will be. The charge ranges from 5.75% to 1.00%.

o When you begin receiving regular income payments from your annuity, Cova may assess a state premium tax charge which ranges from 0% - 4%, depending upon the state.

o There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it, we will send your money back. Cova will refund the value of your contract plus the sales charge determined as of the business day that the refund is made. If you are 60 or older when we issue your contract, you can cancel it within 30 days from the date you received it for a refund of the value of your contract plus the sales charge. If you buy the contract as an IRA, we may be required to refund the gross purchase payment.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o Systematic Withdrawal Program -- You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you may have to pay taxes on money you receive.

o Dollar Cost Averaging Program -- You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase.

o Automatic Rebalancing -- You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select.

These features may not be suitable for your particular situation.



INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

Service Office
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496
For Express Mail Only:
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266-6718



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the separate account as well as the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

Owner Transaction Expenses
Sales Charge (See Note 1 below)
   (as a percentage of gross purchase payment)

              Owner's Investment            Sales Charge
             -------------------            -----------
              Less than $50,000                 5.75%
              $50,000 - $99,999.99              4.50%
              $100,000 - $249,999.99            3.50%
              $250,000 - $499,999.99            2.50%
              $500,000 - $999,999.99            2.00%
              $1,000,000 or greater             1.00%

Transfer Fee (see Note 2 below)          No charge  for first 12 transfers in
                                         a contract year; thereafter, the fee is
                                         $25 per transfer.

Contract Maintenance Charge              $30 per contract per year
  (see Note 3 below)

Separate Account Annual Expenses
   (as a percentage of average account value)

Mortality and Expense Risk Charge                      .85%
                                                      ------
Total Separate Account Annual Expenses                 .85%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)


                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
--------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation Fund                                 .62%                     .11%                 .73%
       AIM V.I. International Equity Fund                                 .75%                     .22%                 .97%
       AIM V.I. Value Fund                                                .61%                     .15%                 .76%
----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (a)
Managed by J.P. Morgan Investment Management Inc.
       Select Equity Portfolio                                            .67%                     .10%                 .77%
       Small Cap Stock Portfolio                                          .85%                     .19%                1.04%
       International Equity Portfolio                                     .79%                     .31%                1.10%
       Quality Bond Portfolio                                             .54%                     .10%                 .64%
       Large Cap Stock Portfolio                                          .65%                     .10%                 .75%
---------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio                                           .75%                     .10%                 .85%
       Mid-Cap Value Portfolio                                           1.00%                     .30%                1.30%
       Large Cap Research Portfolio                                      1.00%                     .30%                1.30%
       Developing Growth Portfolio                                        .90%                     .30%                1.20%
       Lord Abbett Growth and Income Portfolio(b)                         .65%                     .05%                 .70%
--------------------------------------------------------------------------------------------------------------------------------


Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)


                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
--------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Fund(c)                                         .55%                     .27%                 .82%
       Franklin Large Cap Growth Securities Fund(d)                       .75%                     .02%                 .77%
       Templeton Global Income Securities Fund(e)                         .60%                     .05%                 .65%
--------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund(f)                         .69%                     .19%                 .88%

Managed by Templeton Global Advisors Limited
       Templeton Growth Securities Fund(g)                                .83%                     .05%                 .88%
--------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                                  .125%                    .08%                 .205%
--------------------------------------------------------------------------------------------------------------------------------

(a) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap
Stock Portfolio; 1.15% for the International Equity Portfolio;
 .71% for the Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value
Portfolio; 1.38% for the Large Cap Research Portfolio, and 1.34% for the Developing Growth Portfolio.

(b) The Portfolio commenced investment operations on January 8, 1999.

     (c) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

     (d) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.75%, Other Expenses 0.02%, and Total Fund Operating Expenses 0.77%. Before December 15, 1999, the Fund was known as the Franklin Capital Growth Fund. The fund administration fee is paid indirectly through the management fee.

     (e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04%, and Total Fund Operating Expenses 0.64%. The fund administration fee is paid indirectly through the management fee.


     (f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

     (g) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating Expenses 0.85%. The fund administration fee is paid indirectly through the management fee.



Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets regardless of whether you surrender your contract at the end of each time period:


                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
-------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc..
       AIM V.I. Capital Appreciation Fund         $74.59          $110.30            $148.17          $253.25
       AIM V.I. International Equity Fund         $76.87          $117.21            $159.81          $277.12
       AIM V.I. Value Fund                        $74.87          $111.17            $149.64          $256.27
-------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       Select Equity Portfolio                    $74.97          $111.46            $150.12          $257.27
       Small Cap Stock Portfolio                  $77.53          $119.21            $163.18          $283.97
       International Equity Portfolio             $78.10          $120.93            $166.06          $289.80
       Quality Bond Portfolio                     $73.73          $107.70            $143.77          $244.14
       Large Cap Stock Portfolio                  $74.78          $110.88            $149.15          $255.27
-------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio                   $75.73          $113.76            $154.01          $265.27
       Mid-Cap Value Portfolio                    $79.99          $126.62            $175.58          $308.94
       Large Cap Research Portfolio               $79.99          $126.62            $175.58          $308.94
       Developing Growth Portfolio                $79.04          $123.78            $170.83          $299.42
       Lord Abbett Growth and Income Portfolio    $74.30          $109.44            $146.71          $250.22
-------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products
Trust, Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Fund                    $75.44          $112.90            $152.55          $262.28
       Franklin Large Cap Growth Securities Fund  $74.97          $111.46            $150.12          $257.27
       Templeton Global Income Securities Fund    $73.83          $107.99            $144.26          $245.16
-------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund    $76.01          $114.63            $155.46          $268.25

---------------------------------------------------------------------------------------------------------------
Managed by Templeton Global Advisors Limited
      Templeton Growth Securities Fund           $76.01          $114.63            $155.46          $268.25

---------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                          $69.59           $95.01            $122.20          $198.80
-------------------------------------------------------------------------------------------------------------------



Explanation of Fee Table

1. You may be entitled to a reduced sales charge if: 1) you indicate in writing that you will make additional purchase payments to your contract during a 13-month period; and 2) if the amount of the owner's investment (purchase payments plus contract value) falls within certain dollar ranges. See "Expenses" for a discussion of how the sales charge is determined.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.



THE ANNUITY CONTRACT

This prospectus describes the Series A Fixed and Variable Annuity Contract offered by Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one month after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general account assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."



ANNUITY PAYMENTS (THE INCOME PHASE)


Selecting an Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the first day of a calendar month following the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later.


Annuity Payments

Unless you designate another person to receive the annuity payments, Cova will pay you the annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account (fixed annuity payout);

o    the investment portfolio(s) (variable annuity payout); or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2)   the assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the assumed investment rate (AIR), your annuity payments will increase. Similarly, if the performance is less than the AIR, your annuity payments will decrease. Currently, the AIR is 3%. Cova may change the AIR or add AIRs in the future.

Annuity payments will be paid in monthly installments or at any frequency acceptable to Cova. Each annuity payment will be reduced by a pro rata portion of the contract maintenance charge. (See "Expenses").

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


Selecting an Annuity Option

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments. You can change the annuity option at any time before the annuity date with 30 days notice to us.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make periodic annuity payments so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make periodic annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period. If you do not want to receive annuity payments, you can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make periodic annuity payments so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.



PURCHASE

Purchase Payments

A purchase payment is the money you give us to purchase the contract. When you make a purchase payment (we call this the "gross purchase payment"), we will deduct the sales charge and any applicable premium taxes before we allocate it to the investment portfolio(s) and/or the fixed account (we call this the "net purchase payment"). See "Expenses" for a discussion of the sales charge.

The minimum gross purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum gross purchase payment we will accept is $2,000. The maximum gross purchase payments we accept are $1 million without our prior approval. You can make additional gross purchase payments of $500 or more to any type of contract any time during the accumulation phase.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, you may allocate your money to any of the investment portfolios. Cova reserves the right to limit the number of investment portfolios you may invest in at any one time in the future. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. Cova will refund the contract value plus the sales charge determined as of the business day that the refund is made, which may be less than your gross purchase payment. If you are 60 or older when we issue your contract, you can cancel it within 30 days from the date you received it for a refund of the value of your contract plus the sales charge. If you have purchased the contract as an IRA, we may be required to refund your gross purchase payment if you decide to cancel your contract within 10 days after receiving it.



Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the net purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment from you. The amount of the net purchase payment is $5,000. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



INVESTMENT OPTIONS

The contract offers 19 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

The investment objectives and policies of certain investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services that it provides to the portfolios.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix A which contains a summary of investment objectives and strategies for each investment portfolio.)

AIM Variable Insurance Funds

AIM Variable Insurance Funds is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund


Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio
  Large Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Templeton  Variable Insurance Products Trust  is  a  mutual  fund with  multiple portfolios. Effective May 1, 2000, the portfolios of
Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.  Franklin
Templeton Variable Insurance Products Trust issues two classes
of shares    Class 1 and  Class  2.  Only  shares  of Class 1 are  available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund. Templeton Investment
Counsel, Inc. is the investment manager of the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment manager for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

  Franklin Small Cap Fund (the surviving fund of the merger with
      Franklin Small Cap Investments Fund)
  Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)
  Templeton International Securities Fund (formerly, Templeton International
      Fund)
  Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)
  Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund


Transfers
You can transfer money among the fixed account and the investment portfolios. Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account. The minimum amount which must remain in an investment portfolio and/or the fixed account after a transfer is $500.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4. We will process your transfer as of the end of the business day when our Service Office receives an acceptable transfer request which contains all required information (including the amount which is to be transferred and the investment portfolio(s) and/or fixed account involved in the transfer).

5. Neither Cova nor its Service Office is liable for a transfer made in accordance with your instructions.

6. Cova reserves the right to restrict the number of transfers per year and to restrict transfers from being made on consecutive business days.

7. Your right to make transfers is subject to modification if Cova determines, in Cova's sole opinion, that the exercise of the right by one or more owners is or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Cova to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the investment portfolios and could include, but not be limited to:

     o   the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     o limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time.

8. During the income phase you can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from a fixed annuity payout to a variable annuity payout, but you can transfer from a variable annuity payout to a fixed annuity payout at any time.

Telephone Transfers. You and/or your registered representative on your behalf can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

Cova reserves the right, without notice, to modify, terminate or suspend the Dollar Cost Averaging Program. Cova does not currently charge for participating in this program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. Cova does not currently charge for participating in this program.

If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first business day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution

Cova may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. Cova may limit further purchases in an investment portfolio if it deems the investment inappropriate.



EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


Mortality and Expense Risk Charge

This charge is equivalent, on an annual basis, to .85% of the daily value of the contract invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected out of each annuity payment.


Sales Charge

Cova deducts a sales charge from a gross purchase payment before the payment is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on the "owner's investment." The owner's investment for the initial purchase payment equals the amount of the initial gross purchase payment. The owner's investment for subsequent purchase payments equals the amount of the subsequent gross purchase payment and the value of your contract on the day Cova receives the subsequent gross purchase payment. The charge is:

                               Sales Charge (as a percentage
     Owner's Investment        of gross purchase payment)
     --------------------      ----------------------------

     Less than $50,000                   5.75%
     $50,000 - $99,999.99                4.50%
     $100,000 - $249,999.99              3.50%
     $250,000 - $499,999.99              2.50%
     $500,000 - $999,999.99              2.00%
     $1,000,000 or greater               1.00%


How to Reduce the Sales Charge

You may be able to lower the sales charge you pay by indicating in writing the amount of gross purchase payments you intend to make during a 13-month period. You have 13 months from the date Cova receives the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments intended to be made if less than the sales charge as calculated above based on the owner's investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. Cova reserves the right to modify, suspend or terminate this feature at any time.

In addition, Cova will reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova may not deduct a sales charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.


Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 per transfer. We will deduct the transfer fee from the investment portfolio and/or the fixed account from which the transfer is made or from the amount transferred if the entire amount in the investment portfolio and/or the fixed account is transferred.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.



TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs --either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6)  paid for certain allowable medical expenses (as defined in the Code);
     (7)  paid pursuant to a qualified domestic relations order;
     (8)  paid on account of an IRS levy upon the qualified contract;
     (9)  paid from an IRA for medical insurance (as defined in the Code);
     (10) paid from an IRA for qualified higher education expenses; or
     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4) becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making a withdrawal (either a partial or a complete withdrawal);

o    by electing to receive annuity payments; or

o    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal, less any contract maintenance charge. Cova will pay the amount of a withdrawal from the investment portfolios within 7 days of the withdrawal request unless the Suspension of Payments or Transfers provision is in effect (see below).

Unless you instruct Cova in advance otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio or the fixed account.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides automatic monthly payments to you. Cova does not charge for participation in this program, but reserves the right to charge in the future.

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk charge and the operating expenses of the portfolios. It does not reflect the deduction of any applicable contract maintenance charge and sales charge. The deduction of any applicable contract maintenance charge and sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the sales charge, mortality and expense risk charge, contract maintenance charge and the operating expenses of the portfolios. Cova will show performance information which reflects both the maximum sales charge (5.75% of the gross purchase payment) and the minimum sales charge (1.00% of the gross purchase payment).

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

   Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

If you, or a joint owner, who is not the annuitant, die during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at your death. If you die during the income phase, the beneficiary will become the owner of the contract. At the time you buy the contract, you can select the Annual Step-Up Option or the Five Year Step-Up with 4% Accumulation Option. If you do not choose a death benefit option on the forms provided by Cova, the Annual Step-Up Option will be your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

Annual Step-Up Option:

The death benefit will be the greatest of:

1.   Gross purchase payments less any withdrawals; or

2. The value of your contract determined on the business day following the day when Cova receives both due proof of death and an election for payment; or

3.   The greatest contract value (as explained below).

The greatest contract value is evaluated at each contract anniversary prior to the date of your or your joint owner's death and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value exceeds the greatest contract value, the greatest contract value will be increased to the current value of your contract. If a purchase payment is made, the amount of the gross purchase payment will increase the greatest contract value. If a withdrawal is made, the greatest contract value will be reduced by the amount withdrawn.

After you or your joint owner attains age 80, the greatest contract value is no longer evaluated at each contract anniversary. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value exceeds the greatest contract value, the greatest contract value will be increased to the current contract value. If a purchase payment is made, including after age 80, the amount of the gross purchase payment will increase the greatest contract value. If a withdrawal is made, including after age 80, the greatest contract value will be reduced by the amount withdrawn.

Five Year Step-Up with 4% Accumulation Option:

The death benefit will be the greatest of:

1. Gross purchase payments, less any withdrawals made on or before your or your joint owner's 80th birthday, accumulated at an effective annual rate of 4% until the owner's or joint owner's 80th birthday or death; plus any subsequent gross purchase payments less any subsequent withdrawals made subsequent to the owner's or a joint owner's 80th birthday; or

2. The value of your contract determined on the business day following the day when Cova receives both due proof of death and an election for payment; or

3. The greatest of the values of your contract resulting from taking the contract value on any 5 year contract anniversary while the owner, or a joint owner is living, on or before your, or your joint owner's 80th birthday, plus any gross purchase payments you made subsequent to that contract anniversary, less any withdrawals subsequent to that contract anniversary.

In certain states, one or both of the death benefit options described above may not be available. Check your contract for your applicable death benefit provision.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

The amount of the death benefit is determined as of the end of the business day during which Cova receives both due proof of death and an election for the payment option. The death benefit amount remains in the investment portfolios and/or the fixed account until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in an investment portfolio will be subject to investment risk which is borne by the beneficiary.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you, as the owner automatically become the annuitant. You can name a new annuitant, subject to Cova's administrative rules then in effect. If the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected and will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.



OTHER INFORMATION

Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American Life") purchased Cova which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.

MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is licensed to do business in the State of California.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts (except the assets allocated to the fixed account). The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.


Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions ranging up to 5.0% of purchase payments, depending on the size of the purchase payment. Commissions are reduced once certain breakpoints in purchase payments and/or contract value are achieved for a contract. In addition, broker-dealers will be paid annual trail commissions in the amount of .25% of purchase payments, beginning in year 2.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior designation of an owner.

The change must be:

o    made in writing; and

o    received at Cova's Service Office.

The change will become effective as of the date when the written request is signed. A new designation of owner will not apply to any payment Cova makes or action it takes before it receives the change.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in states which do not allow this limitation on joint owners). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated. Joint owners must both authorize exercising any ownership rights (except telephone transfers) unless Cova permits otherwise.


Annuitant

The annuitant is the person whose life we look to when we make annuity payments. You may change the annuitant at any time prior to the annuity date unless the contract is owned by a non-natural person (e.g., a corporation). On or after the annuity date, any reference to the annuitant includes any joint annuitant.


Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die by written request at Cova's Service Office. The change is effective as of the date you signed the notice.


Assignment

You can assign the contract at any time before the annuity date. Cova will not be bound by the assignment until it receives the written notice of the assignment at its Service Office. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information


     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


                                 APPENDIX A

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the Contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:
AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

     FRANKLIN LARGE CAP GROWTH SECURITIES FUND (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large cap growth companies that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains.

     FRANKLIN SMALL CAP FUND (the surviving fund of the merger with Franklin Small Cap Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

     TEMPLETON GLOBAL INCOME SECURITIES FUND (the surviving fund of the merger with Templeton Bond Fund)

Investment Objective and Principal Investments: The Fund's investment goal is high current income. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.

     TEMPLETON INTERNATIONAL SECURITIES FUND (formerly Templeton International
          Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.

     TEMPLETON GROWTH SECURITIES FUND (the surviving fund of the merger with Templeton Stock Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.


GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.







APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.


PART 1 - SEPARATE ACCOUNT PERFORMANCE

o Column A presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment), and the fees and expenses of the investment portfolio. The performance shown in Column A is standardized average annual total return performance calculated according to SEC requirements.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the fees and expenses of the investment portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the expenses of the investment portfolio.

o The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


Part 1 AIM Variable Insurance Funds
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------



                                                                                 Accumulation Unit Performance
                                                            Column A (reflects       Column B (reflects        Column C (reflects
                                                            all charges (assuming    all charges (assuming     mortality and
                                                          maximum sales charge)    minimum sales charge)     expense risk charge and
                                                            and portfolio expenses)  and portfolio expenses)   portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since              Since                 Since
Portfolio                        in Portfolio                    1 yr         Inception   1 yr    Inception  1 yr     Inception
--------------------------------------------------------------------------------------------------------------------------------

   AIM V.I. Capital
     Appreciation Fund              12/31/97                    31.87%         23.04%    38.62%   26.20%    40.02%        26.83%
   AIM V.I. International
     Equity Fund                    12/31/97                    44.83%         28.73%    52.24%   32.04%    53.77%        32.70%
   AIM V.I. Value Fund              12/31/97                    21.31%         26.16%    27.53%   29.40%    28.82%        30.05%

--------------------------------------------------------------------------------------------------------------------------------


Part 1 Cova Series Trust
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 Accumulation Unit Performance
                                                            Column A (reflects       Column B (reflects        Column C (reflects
                                                            all charges (assuming    all charges (assuming     mortality and
                                                          maximum sales charge)    minimum sales charge)     expense risk charge and
                                                            and portfolio expenses)  and portfolio expenses)   portfolio expenses)
--------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since              Since                 Since
Portfolio                        in Portfolio                    1 yr         Inception   1 yr    Inception  1 yr     Inception
--------------------------------------------------------------------------------------------------------------------------------

   Select Equity Portfolio                     5/15/96             2.47%      16.46%       7.74%   18.12%     8.83%       18.44%
   Small Cap Stock Portfolio                   5/15/96            35.00%      14.18%      41.90%   15.83%    43.34%       16.14%
   International Equity Portfolio              5/14/96            20.02%      12.48%      26.17%   14.10%    27.44%       14.41%
   Quality Bond Portfolio                      5/20/96            -8.09%       3.12%      -3.36%    4.61%    -2.38%        4.90%
   Large Cap Stock Portfolio                   5/16/96             9.90%      23.36%      15.55%   25.11%    16.72%        25.45%
   Bond Debenture Portfolio                    5/20/96            -3.44%       7.59%       1.53%    9.14%     2.56%         9.43%
   Mid-Cap Value Portfolio                     11/7/97           -1.35%        1.35%       3.72%    3.61%     4.77%         4.05%
   Large Cap Research Portfolio                2/17/98           17.21%       14.94%     23.22%   17.49%    24.47%       17.99%
   Developing Growth Portfolio                 11/7/97           23.68%       14.32%     30.01%   16.86%    31.33%       17.36%
   Lord Abbett Growth and Income Portfolio     1/8/99            N/A           4.05%      N/A      9.39%     N/A         10.50%
--------------------------------------------------------------------------------------------------------------------------------


Part 1 Franklin Templeton  Variable Insurance Products Trust,  Class 1 Shares Average Annual
Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 Accumulation Unit Performance
                                                            Column A (reflects       Column B (reflects        Column C (reflects
                                                            all charges (assuming    all charges (assuming     mortality and
                                                          maximum sales charge)    minimum sales charge)     expense risk charge and
                                                            and portfolio expenses)  and portfolio expenses)   portfolio expenses)
--------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since              Since                 Since
Portfolio                        in Portfolio                    1 yr         Inception   1 yr    Inception  1 yr     Inception
--------------------------------------------------------------------------------------------------------------------------------

   Franklin Small Cap
      Fund (1)                        3/1/99                N/A               93.46%     N/A     103.31%     N/A       105.37%
   Franklin Large Cap Growth
      Securities Fund (2)             3/1/99                N/A               23.20%     N/A      29.51%     N/A        30.82%
   Templeton International
      Securities Fund (3)            9/21/98              15.44%                4.04%  21.36%      7.28%    22.59%       7.92%
   Templeton Growth Securities
      Fund (4)                        3/2/99                N/A               14.08%     N/A      19.93%     N/A        21.14%
   Templeton Global Income
      Securities Fund (5)             3/1/99                N/A               -8.89%     N/A      -4.19%     N/A        -3.22%
--------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(2) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(4) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

(5) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.

APPENDIX
PERFORMANCE INFORMATION (continued)
Part 1 General American Capital Company
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 Accumulation Unit Performance
                                                            Column A (reflects       Column B (reflects        Column C (reflects
                                                            all charges (assuming    all charges (assuming     mortality and
                                                          maximum sales charge)    minimum sales charge)     expense risk charge and
                                                            and portfolio expenses)  and portfolio expenses)   portfolio expenses)
--------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since              Since                 Since
Portfolio                        in Portfolio                    1 yr         Inception   1 yr    Inception  1 yr     Inception
--------------------------------------------------------------------------------------------------------------------------------
   Money Market Fund                  6/3/96               -1.78%              2.79%     3.27%     4.32%     4.32%       4.62%
--------------------------------------------------------------------------------------------------------------------------------




APPENDIX
PERFORMANCE INFORMATION (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

Shares of certain portfolios have been offered prior to the time the Separate Account first invested in them and therefore have an investment performance history. In order to show how investment performance of certain portfolios affect accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the portfolio and the accumulation unit performance calculated by assuming that accumulation units were invested in the portfolio for the same periods.

o The performance figures in Column A for the portfolio reflect the fees and expenses paid by the portfolio.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment) and the expenses of the portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the expenses of the portfolio.

o Column D presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the fees and expenses of the portfolio.




Part 2 AIM Variable Insurance Funds
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------



                                 Fund Performance                         Accumulation Unit Performance
                                                              Column B                  Column C                  Column D
                                                          (reflects all charges    (reflects all charges   (reflects mortality and
                                                          (assuming maximum sales  (assuming minimum sales  expense risk charge and
                                                          charge) and portfolio    charge) and portfolio    portfolio expenses)
                                  Column A                      expenses)                expenses)
------------------------------------------------------------------------------------------------------------------------------------

                        Portfolio
                        Inception                 Since                    Since                  Since                     Since
Portfolio               Date        1 yr  5 yrs Inception  1 yr  5 yrs   Inception  1 yr  5 yrs  Inception   1 yr   5 yrs  Inception
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. Capital
 Appreciation Fund      5/5/93    44.61%  25.59%   22.33%  31.87% 21.32%  8.85%   38.62% 22.59% 19.80%      40.02%   22.84%   19.98%
AIM V.I. International
  Equity Fund           5/5/93    55.04%  21.93%   18.82%  44.83% 19.40% 16.70%   52.24% 20.67% 17.64%      53.77%   20.91%   17.82%
AIM V.I. Value Fund     5/5/93    29.90%  27.23%   23.07%  21.31% 24.62% 20.88%   27.53% 25.92% 21.85%     28.82%   26.17%   22.03%

--------------------------------------------------------------------------------------------------------------------------------


Part 2 Cova Series Trust
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------


                                  Fund Performance                         Accumulation Unit Performance
                                                             Column B                  Column C                  Column D
                                                         (reflects all charges    (reflects all charges   (reflects mortality and
                                                         (assuming maximum sales  (assuming minimum sales  expense risk charge and
                                                         charge) and portfolio    charge) and portfolio    portfolio expenses)
                                    Column A                    expenses)                expenses)
------------------------------------------------------------------------------------------------------------------------------------

                    Portfolio
                    Inception                    Since                    Since                  Since                     Since
Portfolio           Date            1 yr  5 yrs Inception  1 yr  5 yrs   Inception  1 yr  5 yrs  Inception   1 yr   5 yrs  Inception
------------------------------------------------------------------------------------------------------------------------------------

Select Equity Portfolio        5/1/96   9.71% N/A  19.44%     2.47%   N/A    16.46%    7.74% N/A    18.12%    8.83%   N/A     18.44%
Small Cap Stock Portfolio      5/1/96  44.56% N/A  17.30%    35.00%   N/A    14.18%   41.90% N/A    15.83%   43.34%   N/A     16.14%
International Equity Portfolio 5/1/96  28.52% N/A  15.26%    20.02%   N/A    12.48%   26.17% N/A    14.10%   27.44%   N/A     14.41%
Quality Bond Portfolio         5/1/96  -1.54% N/A   5.79%    -8.09%   N/A    3.12%    -3.36% N/A     4.61%   -2.38%   N/A      4.90%
Large Cap Stock Portfolio      5/1/96  17.64% N/A  26.52%     9.90%   N/A    23.36%   15.55% N/A    25.11%   16.72%   N/A     25.45%
Bond Debenture Portfolio       5/1/96   3.40% N/A  10.32%    -3.44%   N/A     7.59%    1.53% N/A     9.14%    2.56%   N/A      9.43%
Mid-Cap Value Portfolio        8/20/97  5.71% N/A   4.95%    -1.35%   N/A     1.35%    3.72% N/A     3.61%    4.77%   N/A      4.05%
Large Cap Research Portfolio   8/20/97 25.54% N/A  18.96%    17.21%   N/A    14.94%   23.22% N/A    17.49%   24.47%   N/A     17.99%

Developing Growth Portfolio    8/20/97 32.47% N/A  18.35%    23.68%   N/A    14.32%   30.01% N/A    16.86%   31.33%   N/A     17.36%
Lord Abbett Growth and Income
Portfolio                      1/8/99   N/A   N/A  11.38%      N/A    N/A     4.05%    N/A   N/A     9.39%     N/A    N/A     10.50%

------------------------------------------------------------------------------------------------------------------------------------



APPENDIX
PERFORMANCE INFORMATION (continued)
Part 2 Franklin Templeton  Variable Insurance Products Trust,  Class 1 Shares Average Annual
Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------


                              Fund Performance                               Accumulation Unit Performance
                                                             Column B                  Column C                  Column D
                                                         (reflects all charges    (reflects all charges   (reflects mortality and
                                                         (assuming maximum sales  (assuming minimum sales  expense risk charge and
                                Column A                 charge) and portfolio    charge) and portfolio    portfolio expenses)
                                                               expenses)                expenses)
------------------------------------------------------------------------------------------------------------------------------------

                  Portfolio
                  Inception                   Since                     Since                  Since                     Since
Portfolio         Date         1 yr   5 yrs   Inception  1 yr   5 yrs   Inception  1 yr  5 yrs  Inception   1 yr   5 yrs  Inception
------------------------------------------------------------------------------------------------------------------------------------
Templeton International
   Securities Fund (1)       5/1/92  23.61%  17.21%  15.36%    15.44%  14.78%  13.43%   21.36% 15.99% 14.24% 22.59%   16.22%  14.39%
Templeton Growth Securities
   Fund (2)                 3/15/94  21.04%  15.40%  13.76%    13.03%  13.01%  11.57%   18.83% 14.21% 12.60%  20.03%   14.43% 12.80%
Templeton Global Income
   Securities Fund (3)      1/24/89  -5.79%   5.39%   5.88%   -12.06%   3.18%   4.29%   -7.52% 4.29%   4.88%  -6.59%    4.50%  4.99%
Franklin Small Cap Fund (4) 11/1/95  96.94%    N/A   30.41%    84.03%    N/A   27.40%   93.41%  N/A   29.02%  95.36%     N/A  29.33%
Franklin Large Cap Growth
Securities Fund (5)          5/1/96  31.65%    N/A   22.85%    22.95%    N/A    9.33%   29.26% N/A    10.86%  30.56%     N/A  21.84%
------------------------------------------------------------------------------------------------------------------------------------

   (1) Previously, Templeton International Fund.  Effective May 1, 2000, the
Templeton International Securities Fund merged into the Templeton International
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth
Securities Fund.

   (3) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund.
Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap
Fund.

   (5) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund
(previously offered under the contract) merged into the Franklin Large Cap Growth
Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.


Part 2 General American Capital Company
Average Annual Total Return for the periods ended December 31, 1999:
--------------------------------------------------------------------------------------------------------------------------------



                             Fund Performance                              Accumulation Unit Performance
                                                             Column B                  Column C                  Column D
                                                         (reflects all charges    (reflects all charges   (reflects mortality and
                                                         (assuming maximum sales  (assuming minimum sales  expense risk charge and
                                Column A                 charge) and portfolio    charge) and portfolio    portfolio expenses)
                                                              expenses)                expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception                 Since
Portfolio                  Date        1 yr  5 yrs   10 yrs   1 yr    5 yrs   10 yrs   1 yr  5 yrs  10 yrs      1 yr   5 yrs  10 yrs
------------------------------------------------------------------------------------------------------------------------------------
   Money Market Fund       10/1/87    5.20%  5.60%    5.35%   -1.78%  3.38%    3.76%   3.27% 4.50% 4.36%     4.32%   4.71%    4.46%
------------------------------------------------------------------------------------------------------------------------------------





Please send me, at no charge, the Statement of Additional Information dated __________, 2000 for the Series A Annuity Contract issued by Cova.


               (Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address




- ------------------------------------------------------------------------------
City                               State                    Zip Code


CC-4322 (5/00)                                                       COVA VA-CA












- ------------------------------
- ------------------------------
- ------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                      Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CC-4320 (2/00)       Policy Form Series XLCC-648, XLCC-833    21-SERA-CA(2/00)




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                      COVA FINANCIAL LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ________, 2000 FOR THE SERIES A INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED___________, 2000.


                              TABLE OF CONTENTS


                                                         Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION

REDUCTION OR ELIMINATION OF SALES CHARGE

CALCULATION OF PERFORMANCE INFORMATION
Total Return
Historical Unit Values
Reporting Agencies

FEDERAL TAX STATUS
General
Diversification
Multiple Contracts
Partial 1035 Exchanges
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Death Benefits
Income Tax Withholding
Tax Treatment of Withdrawals - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
Variable Annuity
Fixed Annuity
Annuity Unit
Net Investment Factor
Mortality and Expense Guarantee

FINANCIAL STATEMENTS

                                   COMPANY



Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American Life") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.

Cova is  licensed to do  business  in the State of California.


                                   EXPERTS

The balance sheets of the Company as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.


                REDUCTION OR ELIMINATION OF THE SALES CHARGE

The amount of the Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Sales Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Sales Charge.

The Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Sales Charge be permitted where the reduction or elimination of the Sales Charge will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .85% Mortality and Expense Risk Charge, the maximum Sales Charge (which is equal to 5.75% of the gross purchase payment), the minimum Sales Charge (which is equal to 1.00% of the gross purchase payment) and the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charge and any Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                               P (1  + T)  =  ERV

Where:
P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years
ERV  =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical
        $1,000 payment made at the beginning of the time
        periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Sales Charge and Contract Maintenance Charge. The deduction of any Sales Charge and Contract Maintenance Charge would reduce any percentage increase or make greater any percentage decrease.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


                             FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefit paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.     Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

       Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.     Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable)(for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. On the Annuity Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to A divided first by B then multiplied by C where:

   A.  is the Variable Annuity Value.
   B.  is $1,000.
   C. is the appropriate Annuity Payment amount for each $1,000 of Variable Annuity Value for the Annuity Option elected.

Each Annuity Payment will be reduced by a pro rata portion of the annual Contract Maintenance Charge. In each Subaccount, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Subaccount by the Annuity Unit value on the Annuity Date. Thereafter, the number of Annuity Units in each Subaccount remains unchanged unless you elect a transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On the date of each subsequent Annuity Payment, the total Annuity Payment is the sum of the Annuity Payments for each Subaccount reduced by the Contract
Maintenance Charge. The Annuity Payment in each Subaccount is determined by multiplying the number of Annuity Units then allocated to such Subaccount by the Annuity Unit value for that Subaccount.

The dollar amount of Variable Annuity Payments for each applicable Subaccount after the first is determined as follows:

1) the dollar amount of the first Variable Annuity Payment is divided by the Annuity Unit Value for each applicable Subaccount as of the Annuity Date.

2) the established number of Annuity Units per payment in each Subaccount is multiplied by the Annuity Unit value for that Subaccount for the last business day of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Subaccount.

ANNUITY UNIT

The value of an Annuity Unit for each Subaccount was arbitrarily set initially. This was done when the first investment portfolio shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent business day is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding business day by the net investment factor for the day for which the Annuity Unit Value is being calculated; and dividing the result by the factor equivalent to the Assumed Investment Rate for the period from the immediately preceding business day to the current business day. The Assumed Investment Rate is 3%.

NET INVESTMENT FACTOR

The net investment factor for any Subaccount of the Variable Account for any business day is determined by dividing:

1) the Accumulation Unit Value as of the close of the current business day; by

2) the Accumulation Unit Value as of the close of the immediately preceding business day.

The net investment factor may be greater or less than one, as the Annuity Unit Value may increase or decrease.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. Each Annuity Payment will be reduced by a pro rata portion of the annual contract maintenance charge. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable
      Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life
      Insurance Company:


    We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






    Chicago, Illinois
    March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio     2,039,841 shares at a net asset value of  $24.070563 per share    $ 49,100,130
         Bond Debenture Portfolio                      948,800 shares at a net asset value of  $12.474609 per share      11,835,913
         Developing Growth Portfolio                   126,276 shares at a net asset value of  $14.885144 per share       1,879,640
         Large Cap Research Portfolio                  138,994 shares at a net asset value of  $14.991245 per share       2,083,694
         Mid-Cap Value Portfolio                       128,697 shares at a net asset value of  $11.168093 per share       1,437,296
         Quality Bond Portfolio                        682,366 shares at a net asset value of  $10.669328 per share       7,280,387
         Small Cap Stock Portfolio                     657,020 shares at a net asset value of  $17.268582 per share      11,345,806
         Large Cap Stock Portfolio                   1,671,325 shares at a net asset value of  $20.674865 per share      34,554,420
         Select Equity Portfolio                     1,412,512 shares at a net asset value of  $16.112437 per share      22,759,008
         International Equity Portfolio                844,627 shares at a net asset value of  $16.225039 per share      13,704,098
      General American Capital Company (GACC):
         Money Market Fund                              89,914 shares at a net asset value of  $20.252283 per share       1,820,964
      Russell Insurance Funds (Russell):
         Multi-Style Equity Fund                       187,441 shares at a net asset value of      $16.79 per share       3,147,134
         Aggressive Equity Fund                         34,638 shares at a net asset value of      $13.36 per share         462,767
         Non-US Fund                                   102,456 shares at a net asset value of      $14.19 per share       1,453,850
         Core Bond Fund                                238,515 shares at a net asset value of       $9.64 per share       2,299,288
         Real Estate Securities Fund                     6,311 shares at a net asset value of       $8.81 per share          55,599
      AIM Variable Insurance Funds, Inc. (AIM):
         AIM V.I. Value Fund                            79,379 shares at a net asset value of      $33.50 per share       2,659,202
         AIM V.I. Capital Appreciation Fund             29,923 shares at a net asset value of      $35.58 per share       1,064,656
         AIM V.I. International Equity Fund             11,518 shares at a net asset value of      $29.29 per share         337,362
      Alliance Variable Products Series
            Fund Inc. (Alliance):
         Premier Growth Portfolio                       61,706 shares at a net asset value of      $40.45 per share       2,496,017
         Real Estate Investment Portfolio               24,798 shares at a net asset value of       $8.87 per share         219,954
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series            15,513 shares at a net asset value of       $2.62 per share          40,645
      Goldman Sachs Variable Insurance
            Trust (Goldman Sachs):
         Growth and Income Fund                         25,922 shares at a net asset value of      $10.89 per share         282,289
         International Equity Fund                      27,772 shares at a net asset value of      $14.47 per share         401,861
         Global Income Fund                              3,399 shares at a net asset value of       $9.83 per share          33,417
      Kemper Variable Series (Kemper):
         Kemper-Dreman High Return Equity Portfolio        103 shares at a net asset value of   $0.896450 per share              93
         Kemper Small Cap Growth Portfolio              47,879 shares at a net asset value of   $2.653950 per share         127,069
         Kemper Small Cap Value Portfolio              227,158 shares at a net asset value of   $1.084940 per share         246,453
         Kemper Government Securities Portfolio        189,965 shares at a net asset value of   $1.156570 per share         219,707
      MFS Variable Insurance Trust (MFS):
         MFS Bond Series                                     9 shares at a net asset value of      $10.93 per share             103
         MFS Research Series                            39,672 shares at a net asset value of      $23.34 per share         925,952
         MFS Growth with Income Series                  67,354 shares at a net asset value of      $21.31 per share       1,435,308
         MFS Emerging Growth Series                     38,060 shares at a net asset value of      $37.94 per share       1,443,980
         MFS/Foreign & Colonial Emerging Markets
            Equity Series                                4,289 shares at a net asset value of       $8.15 per share          34,953
         MFS High Income Series                         19,410 shares at a net asset value of      $11.49 per share         223,018
         MFS Global Governments Series                   1,074 shares at a net asset value of      $10.03 per share          10,771





                                                                                                                         (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
         Oppenheimer Capital Appreciation Fund             5,484 shares at a net asset value of  $49.84 per share      $ 273,307
         Oppenheimer Main Street Growth & Income Fund     17,435 shares at a net asset value of  $24.63 per share        429,413
         Oppenheimer High Income Fund                     24,355 shares at a net asset value of  $10.72 per share        261,082
         Oppenheimer Bond Fund                            63,846 shares at a net asset value of  $11.52 per share        735,510
         Oppenheimer Strategic Bond Fund                  15,562 shares at a net asset value of   $4.97 per share         77,342
      Putnam Variable Trust (Putnam)
         Putnam VT Growth and Income Fund                 56,064 shares at a net asset value of  $26.80 per share      1,502,511
         Putnam VT New Value Fund                          2,050 shares at a net asset value of  $11.86 per share         24,308
         Putnam VT Vista Fund                             15,240 shares at a net asset value of  $20.68 per share        315,155
         Putnam VT International Growth Fund              70,146 shares at a net asset value of  $21.65 per share      1,518,658
         Putnam VT International New Opportunities Fund    8,553 shares at a net asset value of  $23.31 per share        199,370
      Templeton Variable Products Series
            Fund (Templeton):
         Templeton Bond Fund                                 772 shares at a net asset value of   $9.99 per share          7,717
         Franklin Small Cap Investments Fund               8,109 shares at a net asset value of  $15.79 per share        128,039
         Templeton Stock Fund                              4,745 shares at a net asset value of  $24.39 per share        115,718
         Templeton International Fund                     25,496 shares at a net asset value of  $22.25 per share        567,277
         Templeton Developing Markets Fund                19,585 shares at a net asset value of   $7.77 per share        152,177
         Mutual Shares Investments Fund                    9,274 shares at a net asset value of  $10.63 per share         98,578
         Franklin Growth Investments Fund                  9,388 shares at a net asset value of  $16.70 per share        156,777
      Variable Insurance Products Fund, Fund II
            and Fund III (Fidelity):
         VIP Growth Portfolio                              1,546 shares at a net asset value of  $54.93 per share         84,936
         VIP II Contrafund Portfolio                         325 shares at a net asset value of  $29.15 per share          9,488
         VIP III Growth Opportunities Portfolio              274 shares at a net asset value of  $23.15 per share          6,332
         VIP III Growth & Income Portfolio                 5,313 shares at a net asset value of  $17.30 per share         91,921
         VIP Equity-Income Portfolio                       1,491 shares at a net asset value of  $25.71 per share         38,327
      American Century Variable Portfolios,
            Inc. (American Century):
         American Century VP Income & Growth Fund          1,313 shares at a net asset value of   $8.00 per share         10,507
         American Century VP International Fund               10 shares at a net asset value of  $12.50 per share            125
         American Century VP Value Fund                      880 shares at a net asset value of   $5.95 per share          5,234
      Dreyfus Stock Index Fund (Dreyfus)                       3 shares at a net asset value of  $38.45 per share            103
      Dreyfus Variable Investment Fund (Dreyfus):
         Dreyfus VIF Disciplined Stock Portfolio               4 shares at a net asset value of  $26.92 per share            103
         Dreyfus VIF Capital Appreciation                      3 shares at a net asset value of  $39.87 per share            101
      INVESCO Variable Investment Funds,
            Inc. (INVESCO):
         INVESCO VIF Dynamics Fund                         1,151 shares at a net asset value of  $18.90 per share         21,759
         INVESCO VIF High Yield Fund                         877 shares at a net asset value of  $11.51 per share         10,093
      PIMCO Variable Insurance Trust (PIMCO):
         PIMCO High Yield Bond Portfolio                      11 shares at a net asset value of   $9.18 per share            101
         PIMCO Low Duration Bond Portfolio                    10 shares at a net asset value of   $9.74 per share            100
         PIMCO StocksPLUS Growth & Income Portfolio            8 shares at a net asset value of  $13.56 per share            103
         PIMCO Total Return Bond Portfolio                 1,598 shares at a net asset value of   $9.45 per share         15,103
      Scudder Variable Life Investment Fund (Scudder):
         International Portfolio                             357 shares at a net asset value of  $20.34 per share          7,270
                                                                                                                   --------------
             Total assets                                                                                          $ 184,287,449
                                                                                                                   ==============





                                                                                                                        (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Liabilities:
    GAAC Money Market                                                                                    $ 139
    Russell Multi-Style Equity                                                                             240
    Russell Aggressive Equity                                                                               34
    Russell Non-US                                                                                         110
    Russell Core Bond                                                                                      177
    Russell Real Estate Securities                                                                           4
    AIM V.I. Value                                                                                         202
    AIM V.I. Capital Appreciation                                                                           81
    AIM V.I. International Equity                                                                           26
    Alliance Premier Growth                                                                                190
    Alliance Real Estate                                                                                    17
    Liberty Newport Tiger Fund, Variable                                                                     3
    Goldman Sachs Growth & Income                                                                           22
    Goldman Sachs International Equity                                                                      31
    Goldman Sachs Global Income                                                                              2
    Kemper Small Cap Growth                                                                                 10
    Kemper Small Cap Value                                                                                  19
    Kemper Government Securities                                                                            17
    MFS Research                                                                                            70
    MFS Growth with Income                                                                                 110
    MFS Emerging Growth                                                                                    109
    MFS/Foreign & Colonial Emerging Markets Equity                                                           3
    MFS High Income                                                                                         17
    MFS Global Governments                                                                                   1
    Oppenheimer Capital Appreciation                                                                        21
    Oppenheimer Main Street Growth & Income                                                                 33
    Oppenheimer High Income                                                                                 20
    Oppenheimer Bond                                                                                        56
    Oppenheimer Strategic Bond                                                                               6
    Putnam VT Growth and Income                                                                            115
    Putnam VT New Value                                                                                      2
    Putnam VT Vista                                                                                         24
    Putnam VT International Growth                                                                         115
    Putnam International New Opportunities                                                                  15
    Templeton Bond                                                                                           1
    Franklin Small Cap Investments                                                                          10
    Templeton Stock                                                                                          9
    Templeton International                                                                                 43
    Templeton Developing Markets                                                                            12
    Templeton Mutual Shares Investments                                                                      7
    Franklin Growth Investments                                                                             12
    Fidelity VIP Growth                                                                                      6
    Fidelity VIP II Contrafund                                                                               1
    Fidelity VIP III Growth & Income                                                                         7
    Fidelity VIP Equity-Income                                                                               3
    American Century VP Income & Growth                                                                      6
    American Century VP Value                                                                                3
    INVESCO VIF Dynamics                                                                                     9
    INVESCO VIF High Yield                                                                                   5
    PIMCO Total Return Bond                                                                                  8
    Scudder International                                                                                    3
                                                                                               ----------------
                                                                                                       $ 2,186
                                                                                               ================

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Net assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income        1,241,056 accumulation units at    $39.456973 per unit         $ 48,968,314
      Cova Bond Debenture                         859,300 accumulation units at    $13.765395 per unit           11,828,595
      Cova Developing Growth                      130,053 accumulation units at    $14.452893 per unit            1,879,640
      Cova Large Cap Research                     142,370 accumulation units at    $14.635794 per unit            2,083,694
      Cova Mid-Cap Value                          132,159 accumulation units at    $10.875543 per unit            1,437,296
      Cova Quality Bond                           629,401 accumulation units at    $11.567172 per unit            7,280,387
      Cova Small Cap Stock                        632,695 accumulation units at    $17.932499 per unit           11,345,806
      Cova Large Cap Stock                      1,531,957 accumulation units at    $22.548971 per unit           34,544,050
      Cova Select Equity                        1,237,436 accumulation units at    $18.384684 per unit           22,749,876
      Cova International Equity                   838,996 accumulation units at    $16.333932 per unit           13,704,098
      GACC Money Market                           157,984 accumulation units at    $11.525403 per unit            1,820,824
      Russell Multi-Style Equity                  213,789 accumulation units at    $14.719616 per unit            3,146,894
      Russell Aggressive Equity                    44,230 accumulation units at    $10.461908 per unit              462,732
      Russell Non-US                               98,852 accumulation units at    $14.706241 per unit            1,453,739
      Russell Core Bond                           220,655 accumulation units at    $10.419502 per unit            2,299,112
      Russell Real Estate Securities                5,917 accumulation units at     $9.395293 per unit               55,595
      AIM V.I. Value                              158,759 accumulation units at    $16.748633 per unit            2,659,000
      AIM V.I. Capital Appreciation                63,264 accumulation units at    $16.827440 per unit            1,064,575
      AIM V.I. International Equity                19,322 accumulation units at    $17.458837 per unit              337,336
      Alliance Premier Growth                     130,836 accumulation units at    $19.075994 per unit            2,495,827
      Alliance Real Estate Investment              29,380 accumulation units at     $7.486033 per unit              219,937
      Liberty Newport Tiger Fund, Variable          2,639 accumulation units at    $15.397535 per unit               40,642
      Goldman Sachs Growth and Income              27,398 accumulation units at    $10.302541 per unit              282,267
      Goldman Sachs International Equity           27,069 accumulation units at    $14.844433 per unit              401,830
      Goldman Sachs Global Income                   3,165 accumulation units at    $10.556976 per unit               33,414
      Kemper-Dreman High Return Equity                 10 accumulation units at     $9.270000 per unit                   93
      Kemper Small Cap Growth                       8,195 accumulation units at    $15.505196 per unit              127,059
      Kemper Small Cap Value                       27,733 accumulation units at     $8.886027 per unit              246,434
      Kemper Government Securities                 20,807 accumulation units at    $10.558404 per unit              219,690
      MFS Bond                                         10 accumulation units at    $10.288000 per unit                  103
      MFS Research                                 62,149 accumulation units at    $14.897867 per unit              925,882
      MFS Growth with Income                      112,973 accumulation units at    $12.703932 per unit            1,435,199
      MFS Emerging Growth                          62,562 accumulation units at    $23.079105 per unit            1,443,871
      MFS/Foreign & Colonial Emerging
        Markets Equity                              3,897 accumulation units at     $8.967637 per unit               34,950
      MFS High Income                              21,540 accumulation units at    $10.352934 per unit              223,001
      MFS Global Governments                        1,050 accumulation units at    $10.252619 per unit               10,770





                                                                                                                 (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Net assets, continued:
    Accumulation units:
      Oppenheimer Capital Appreciation                15,979 accumulation units at      $17.103249 per unit            $ 273,287
      Oppenheimer Main Street Growth & Income         34,600 accumulation units at      $12.409773 per unit              429,380
      Oppenheimer High Income                         25,621 accumulation units at      $10.189165 per unit              261,062
      Oppenheimer Bond                                71,773 accumulation units at      $10.246949 per unit              735,453
      Oppenheimer Strategic Bond                       7,503 accumulation units at      $10.306821 per unit               77,336
      Putnam VT Growth and Income                    131,527 accumulation units at      $11.422706 per unit            1,502,396
      Putnam VT New Value                              2,342 accumulation units at      $10.379438 per unit               24,306
      Putnam VT Vista                                 17,707 accumulation units at      $17.797452 per unit              315,132
      Putnam VT International Growth                  81,982 accumulation units at      $18.522808 per unit            1,518,543
      Putnam VT International New Opportunities        8,721 accumulation units at      $22.858952 per unit              199,355
      Templeton Bond                                     795 accumulation units at       $9.702219 per unit                7,716
      Franklin Small Cap Investments                   7,226 accumulation units at      $17.718917 per unit              128,030
      Templeton Stock                                  8,686 accumulation units at      $13.322067 per unit              115,709
      Templeton International                         50,837 accumulation units at      $11.157985 per unit              567,234
      Templeton Developing Markets                    13,256 accumulation units at      $11.479237 per unit              152,165
      Templeton Mutual Shares Investments              9,448 accumulation units at      $10.433275 per unit               98,571
      Franklin Growth Investments                     10,673 accumulation units at      $14.687812 per unit              156,765
      Fidelity VIP Growth                              4,777 accumulation units at      $17.780613 per unit               84,930
      Fidelity VIP II Contrafund                         623 accumulation units at      $15.235791 per unit                9,487
      Fidelity VIP III Growth Opportunities              521 accumulation units at      $12.142823 per unit                6,332
      Fidelity VIP III Growth & Income                 6,964 accumulation units at      $13.198268 per unit               91,914
      Fidelity VIP Equity-Income                       3,423 accumulation units at      $11.196008 per unit               38,324
      American Century VP Income & Growth              1,017 accumulation units at      $10.324878 per unit               10,501
      American Century VP International                   10 accumulation units at      $12.517000 per unit                  125
      American Century VP Value                          546 accumulation units at       $9.586953 per unit                5,231
      Dreyfus Stock Index                                 10 accumulation units at      $10.336000 per unit                  103
      Dreyfus VIF Disciplined Stock                       10 accumulation units at      $10.306000 per unit                  103
      Dreyfus VIF Capital Appreciation                    10 accumulation units at      $10.128000 per unit                  101
      INVESCO VIF Dynamics                             1,951 accumulation units at      $11.148744 per unit               21,750
      INVESCO VIF High Yield                             996 accumulation units at      $10.122749 per unit               10,088
      PIMCO High Yield Bond                               10 accumulation units at      $10.078000 per unit                  101
      PIMCO Low Duration Bond                             10 accumulation units at       $9.969000 per unit                  100
      PIMCO StocksPLUS Growth & Income                    10 accumulation units at      $10.311000 per unit                  103
      PIMCO Total Return Bond                          1,525 accumulation units at       $9.898482 per unit               15,095
      Scudder International                              624 accumulation units at      $11.637458 per unit                7,267
                                                                                                                 ----------------
                                                                                                                     184,126,627

    Annuity units:
      Cova Lord Abbett Growth and Income               4,367 annuity units at           $30.184634 per unit              131,816
      Cova Bond Debenture                                564 annuity units at           $12.975024 per unit                7,318
      Cova Large Cap Stock                               488 annuity units at           $21.254267 per unit               10,370
      Cova Select Equity                                 527 annuity units at           $17.329070 per unit                9,132
                                                                                                                 ----------------
             Total net assets                                                                                      $ 184,285,263
                                                                                                                 ================


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                      Cova
                                            ----------------------------------------------------------------------------------------
                                                                                      VKAC     Lord Abbett
                                                                                     Growth      Growth
                                             Quality       Money        Stock         and         and          Bond      Developing
                                              Income       Market       Index        Income      Income     Debenture      Growth
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
Income:
   Dividends                               $    27,755          223       13,623       13,703           -      213,945            -
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                      210           73          637          581     541,689      132,874       15,457
   Administrative fee                               25            9           76           70      65,003       15,945        1,855
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                              235           82          713          651     606,692      148,819       17,312
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (expense)          27,520          141       12,910       13,052    (606,692)      65,126      (17,312)
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (16,883)           -      308,128      112,186      84,440       22,689        3,868
   Realized gain distributions                       -            -      232,665      207,864           -       69,331            -
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                (16,883)           -      540,793      320,050      84,440       92,020        3,868
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation              (19,209)           -     (491,713)    (316,285)  4,841,111       63,985      402,539
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $    (8,572)         141       61,990       16,817   4,318,859      221,131      389,095
                                            ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------

                                            Large                                 Small        Large
                                             Cap        Mid-Cap      Quality       Cap          Cap         Select     International
                                           Research      Value         Bond       Stock        Stock        Equity       Equity
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
Income:
   Dividends                            $      2,277        1,536       81,795      24,018       42,000       53,137       55,097
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                 15,737       14,678       91,927     107,750      375,738      255,866      139,751
   Administrative fee                          1,888        1,761       11,031      12,930       45,088       30,704       16,770
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Total expenses                         17,625       16,439      102,958     120,680      420,826      286,570      156,521
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net investment income (expense)       (15,348)     (14,903)     (21,163)    (96,662)    (378,826)    (233,433)    (101,424)
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    5,023        8,245       12,963      93,813      451,839      192,962      118,922
   Realized gain distributions                     -            -       40,932           -      916,687    1,803,409      147,249
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                5,023        8,245       53,895      93,813    1,368,526    1,996,371      266,171
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Change in unrealized appreciation            318,972       59,675     (245,367)  3,442,246    3,428,923     (112,938)   2,686,189
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $    308,647       53,017     (212,635)  3,439,397    4,418,623    1,650,000    2,850,936
                                          ===========  ===========  =========== ===========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                            GACC     Lord Abbett                             Russell
                                         ----------- -----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money        and         Style      Aggressive                  Core        Estate
                                           Market      Income       Equity       Equity       Non-US       Bond      Securities
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                           $          -           -       13,821          924       14,139      98,425        1,818
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                20,952      10,297       23,704        3,514       10,003      20,437          136
   Administrative fee                         2,514       1,236        2,844          422        1,200       2,452           16
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                        23,466      11,533       26,548        3,936       11,203      22,889          152
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)      (23,466)    (11,533)     (12,727)      (3,012)       2,936      75,536        1,666
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  43,206   4,505,534        3,410          258        8,592     (12,178)           1
   Realized gain distributions                    -           -      153,378        1,632       29,827      55,059            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)              43,206   4,505,534      156,788        1,890       38,419      42,881            1
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation            41,929  (2,782,796)     144,413       40,836      257,725    (145,900)        (393)
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $     61,669   1,711,205      288,474       39,714      299,080     (27,483)       1,274
                                         =========== ===========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                        AIM                          Alliance             Liberty    Goldman Sachs
                                         ------------------------------------  ------------------------  ----------  -------------
                                                                                                          Newport
                                                                     V.I.                      Real        Tiger        Growth
                                                     V.I. Capital International Premier       Estate       Fund,         and
                                         V.I. Value  Appreciation   Equity       Growth     Investment    Variable      Income
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
Income:
   Dividends                           $      6,695         604        2,148            -        7,819         263          3,086
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Expenses:
   Mortality and expense risk                13,931       3,959        2,744       20,892        2,378         367          2,339
   Administrative fee                         1,671         475          329        2,507          285          44            281
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
       Total expenses                        15,602       4,434        3,073       23,399        2,663         411          2,620
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

       Net investment income (expense)       (8,907)     (3,830)        (925)     (23,399)       5,156        (148)           466
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   5,130       1,592          631       27,142       (4,604)        106            359
   Realized gain distributions               35,012      18,846        9,013       21,117            -           -              -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
       Net realized gain (loss)              40,142      20,438        9,644       48,259       (4,604)        106            359
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Change in unrealized appreciation           311,587     206,131      107,456      463,999      (13,176)     15,947          6,892
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations        $    342,822     222,739      116,175      488,859      (12,624)     15,905          7,717
                                         =========== ===========  ===========  ===========  ===========  ==========  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                               Goldman Sachs                           Kemper                            MFS
                                         -----------------------  -------------------------------------------------  -----------
                                                                    Kemper
                                                                    Dreman       Small        Small
                                        International  Global     High Return     Cap          Cap       Government
                                           Equity      Income       Equity       Growth       Value      Securities     Bond
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                           $      4,983       1,089            1            -        1,730       3,820            3
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                 3,183         412            1          938        2,446       1,895            1
   Administrative fee                           382          49            -          113          293         228            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                         3,565         461            1        1,051        2,739       2,123            1
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)        1,418         628            -       (1,051)      (1,009)      1,697            2
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   1,288          (7)           -        1,110       (2,773)       (721)           -
   Realized gain distributions               24,795         173            1            -            -           -            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)              26,083         166            1        1,110       (2,773)       (721)           -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation            59,308      (1,589)         (13)      33,083       10,537        (130)          (4)
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $     86,809        (795)         (12)      33,142        6,755         846           (2)
                                         =========== ===========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                  MFS                                   Oppenheimer
                                         ----------------------------------------------------------------------------  -------------
                                                                                  F&C
                                                       Growth                   Emerging
                                                        with       Emerging     Markets        High        Global        Capital
                                          Research     Income       Growth       Equity       Income     Governments   Appreciation
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
Income:
   Dividends                            $       988       3,199            -           11        8,526           322            262
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Expenses:
   Mortality and expense risk                 7,330      13,846       10,888          323        2,132            89          1,470
   Administrative fee                           879       1,662        1,307           39          256            11            176
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
       Total expenses                         8,209      15,508       12,195          362        2,388           100          1,646
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

       Net investment income (expense)       (7,221)    (12,309)     (12,195)        (351)       6,138           222         (1,384)
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   2,134       4,845       15,552       (1,742)       1,396           (54)         1,944
   Realized gain distributions                5,219       3,839            -            -            -             -          2,880
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
       Net realized gain (loss)               7,353       8,684       15,552       (1,742)       1,396           (54)         4,824
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Change in unrealized appreciation           151,202      71,703      596,456       13,160          414          (431)        53,315
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

       Net increase (decrease) in net
         assets from operations         $   151,334      68,078      599,813       11,067        7,948          (263)        56,755
                                         =========== ===========  ===========  ===========  ===========  ============  =============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                            Oppenheimer                                    Putnam
                                         -------------------------------------------------  -------------------------------------
                                         Main Street
                                           Growth                                           VT Growth
                                            and          High                   Strategic      and         VT New
                                           Income       Income        Bond        Bond        Income       Value       VT Vista
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
Income:
   Dividends                           $        815        8,100       22,575       1,644       15,328            3       22,701
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                 3,304        1,968        6,941         656       15,747          394        2,089
   Administrative fee                           397          236          833          79        1,890           47          251
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Total expenses                         3,701        2,204        7,774         735       17,637          441        2,340
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net investment income (expense)       (2,886)       5,896       14,801         909       (2,309)        (438)      20,361
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   6,139         (552)      (1,846)       (128)       3,242        1,153        3,690
   Realized gain distributions                1,373            -        2,168           -       76,488          667            -
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)               7,512         (552)         322        (128)      79,730        1,820        3,690
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Change in unrealized appreciation            50,323       (1,438)     (28,165)        265      (94,639)      (1,091)      71,288
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $     54,949        3,906      (13,042)      1,046      (17,218)         291       95,339
                                         ===========  ===========  ===========  ==========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                   Putnam                                     Templeton
                                        ---------------------------  ---------------------------------------------------------------
                                                           VT
                                             VT       International                Franklin
                                        International     New                     Small Cap                              Developing
                                           Growth     Opportunities     Bond      Investments    Stock     International  Markets
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
Income:
   Dividends                          $            -            37            -            -            -        1,767          833
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Expenses:
   Mortality and expense risk                 11,652         1,364           37        1,010          628        2,882        1,197
   Administrative fee                          1,398           164            4          121           76          346          144
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
       Total expenses                         13,050         1,528           41        1,131          704        3,228        1,341
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

       Net investment income (expense)       (13,050)       (1,491)         (41)      (1,131)        (704)      (1,461)        (508)
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   11,098         3,534            -       44,682         (197)         106        5,858
   Realized gain distributions                     -             -            -            -            -        6,140            -
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
       Net realized gain (loss)               11,098         3,534            -       44,682         (197)       6,246        5,858
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Change in unrealized appreciation            515,817        91,568           (9)      33,706       14,590       62,767       33,553
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

       Net increase (decrease) in net
         assets from operations       $      513,865        93,611          (50)      77,257       13,689       67,552       38,903
                                        ============= =============  ===========  ===========  =========== ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                   Templeton                                 Fidelity
                                         --------------------------  ---------------------------------------------------------------

                                           Mutual       Franklin                                VIP III      VIP III        VIP
                                           Shares        Growth         VIP        VIP II       Growth       Growth &     Equity-
                                         Investments   Investments    Growth     Contrafund   Opportunities   Income       Income
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
Income:
   Dividends                            $         35             -          11            5            14          153          124
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                    616           465         405           58            68          719          350
   Administrative fee                             74            56          49            7             9           86           42
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
       Total expenses                            690           521         454           65            77          805          392
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

       Net investment income (expense)          (655)         (521)       (443)         (60)          (63)        (652)        (268)
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (164)           29         212            3             3          180           (8)
   Realized gain distributions                     -             -         688           35            25          306          273
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
       Net realized gain (loss)                 (164)           29         900           38            28          486          265
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Change in unrealized appreciation              1,570        24,948      13,973        1,207           418        4,028       (1,623)
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $        751        24,456      14,430        1,185           383        3,862       (1,626)
                                         ============  ============  ==========  ===========  ============  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                     American Century                         Dreyfus                    INVESCO
                                        --------------------------------------- --------------------------------------  -----------

                                        VP Income                                               VIF           VIF
                                            &             VP                      Stock      Disciplined    Capital        VIF
                                          Growth     International   VP Value     Index        Stock      Appreciation   Dynamics
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
Income:
   Dividends                          $          -              -            -           -            -             1            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Expenses:
   Mortality and expense risk                    5              -            3           -            -             -            8
   Administrative fee                            1              -            -           -            -             -            1
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
       Total expenses                            6              -            3           -            -             -            9
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

       Net investment income (expense)          (6)             -           (3)          -            -             1           (9)
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -              -            -           -            -             -            -
   Realized gain distributions                   -              -            -           -            1             -            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
       Net realized gain (loss)                  -              -            -           -            1             -            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Change in unrealized appreciation              407             25          134           3            2             -        1,133
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets from operations       $        401             25          131           3            3             1        1,124
                                        ===========  =============  =========== ===========  ===========  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                            INVESCO                               PIMCO                     Scudder
                                           ----------  -------------------------------------------------- -------------

                                              VIF         High         Low       StocksPLUS     Total
                                             High        Yield       Duration     Growth &      Return
                                             Yield        Bond         Bond        Income        Bond     International    Total
                                           ----------  -----------  -----------  -----------  ----------- -------------  ----------
Income:
   Dividends                             $         7            1            1            2           36             -      777,978
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Expenses:
   Mortality and expense risk                      5            -            -            -            7             3    1,926,156
   Administrative fee                              -            -            -            -            1             -      231,138
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Total expenses                              5            -            -            -            8             3    2,157,294
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

       Net investment income (expense)             2            1            1            2           28            (3)  (1,379,316)
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -            -            -            -             -    6,077,380
   Realized gain distributions                     -            -            -            5            -             -    3,867,097
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Net realized gain (loss)                    -            -            -            5            -             -    9,944,477
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Change in unrealized appreciation                (14)           -           (1)          (4)         (33)          516   14,495,013
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Net increase (decrease) in net
         assets from operations          $       (12)           1            -            3           (5)          513   23,060,174
                                           ==========  ===========  ===========  ===========  =========== =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                                                                     VKAC      Lord Abbett
                                                                                    Growth       Growth
                                            Quality       Money        Stock         and          and          Bond      Developing
                                             Income       Market       Index        Income       Income     Debenture      Growth
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     27,520          141       12,910       13,052     (606,692)      65,126      (17,312)
     Net realized gain (loss)                 (16,883)           -      540,793      320,050       84,440       92,020        3,868
     Change in unrealized appreciation        (19,209)           -     (491,713)    (316,285)   4,841,111       63,985      402,539
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            (8,572)         141       61,990       16,817    4,318,859      221,131      389,095
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                    -            -            -            -            -            -            -
   Cova redemptions                                 -            -            -            -            -            -            -
   Payments received from contract
     owners                                         -            -            -            -      944,389      381,414      194,722
   Transfers between sub-accounts
     (including fixed account), net          (762,919)    (267,611)  (2,368,403)  (2,135,471)  46,839,738    3,039,279      525,525
   Transfers for contract benefits and
     terminations                                   -            -            -            -   (3,002,856)  (1,006,153)     (14,699)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        (762,919)    (267,611)  (2,368,403)  (2,135,471)  44,781,271    2,414,540      705,548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              (771,491)    (267,470)  (2,306,413)  (2,118,654)  49,100,130    2,635,671    1,094,643

Net assets at beginning of period             771,491      267,470    2,306,413    2,118,654            -    9,200,242      784,997
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $          -            -            -            -   49,100,130   11,835,913    1,879,640
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                    Cova
                                          -----------------------------------------------------------------------------------------

                                            Large                                  Small        Large
                                             Cap        Mid-Cap      Quality        Cap          Cap         Select    International
                                           Research      Value         Bond        Stock        Stock        Equity       Equity
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (15,348)     (14,903)     (21,163)     (96,662)    (378,826)    (233,433)    (101,424)
     Net realized gain (loss)                  5,023        8,245       53,895       93,813    1,368,526    1,996,371      266,171
     Change in unrealized appreciation       318,972       59,675     (245,367)   3,442,246    3,428,923     (112,938)   2,686,189
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                          308,647       53,017     (212,635)   3,439,397    4,418,623    1,650,000    2,850,936
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -            -            -            -
   Cova redemptions                                -            -            -            -            -            -            -
   Payments received from contract
     owners                                  267,991       87,258      531,392       82,315    1,374,292      724,675      196,744
   Transfers between sub-accounts
     (including fixed account), net          951,597      444,509    1,586,506      260,071    8,980,569    3,816,573    1,146,758
   Transfers for contract benefits and
     terminations                            (34,563)     (39,485)    (594,581)    (790,063)  (2,219,709)  (1,316,313)    (535,952)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      1,185,025      492,282    1,523,317     (447,677)   8,135,152    3,224,935      807,550
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            1,493,672      545,299    1,310,682    2,991,720   12,553,775    4,874,935    3,658,486

Net assets at beginning of period            590,022      891,997    5,969,705    8,354,086   22,000,645   17,884,073   10,045,612
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period             $  2,083,694    1,437,296    7,280,387   11,345,806   34,554,420   22,759,008   13,704,098
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           GACC      Lord Abbett                              Russell
                                         ----------  ------------  ----------------------------------------------------------------

                                                       Growth        Multi-                                               Real
                                          Money          and         Style      Aggressive                   Core        Estate
                                          Market       Income        Equity       Equity       Non-US        Bond      Securities
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (23,466)      (11,533)     (12,727)      (3,012)       2,936       75,536         1,666
     Net realized gain (loss)               43,206     4,505,534      156,788        1,890       38,419       42,881             1
     Change in unrealized appreciation      41,929    (2,782,796)     144,413       40,836      257,725     (145,900)         (393)
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
       Net increase (decrease) from
         operations                         61,669     1,711,205      288,474       39,714      299,080      (27,483)        1,274
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------

Contract transactions:
   Cova payments                                 -             -            -            -            -            -           100
   Cova redemptions                              -             -            -            -            -            -             -
   Payments received from contract
     owners                                455,426        60,200    1,215,160      190,633      485,053      661,201        25,949
   Transfers between sub-accounts
     (including fixed account), net        672,683   (38,834,205)   1,175,694      179,643      527,338    1,142,901        28,474
   Transfers for contract benefits and
     terminations                         (808,459)      (34,968)    (148,907)     (33,783)     (61,918)    (131,305)         (202)
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                      319,650   (38,808,973)   2,241,947      336,493      950,473    1,672,797        54,321
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets                            381,319   (37,097,768)   2,530,421      376,207    1,249,553    1,645,314        55,595

Net assets at beginning of period        1,439,505    37,097,768      616,473       86,525      204,186      653,798             -
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
Net assets at end of period             $1,820,824             -    3,146,894      462,732    1,453,739    2,299,112        55,595
                                         ==========  ============  ===========  ===========  ===========  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                                                                                          Goldman
                                                             AIM                            Alliance           Liberty     Sachs
                                           --------------------------------------  ------------------------  -----------  ----------
                                                                                                              Newport
                                                                         V.I.                      Real        Tiger       Growth
                                                        V.I. Capital  International  Premier      Estate       Fund,        and
                                           V.I. Value   Appreciation    Equity       Growth     Investment    Variable     Income
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (8,907)       (3,830)        (925)     (23,399)       5,156         (148)        466
     Net realized gain (loss)                  40,142        20,438        9,644       48,259       (4,604)         106         359
     Change in unrealized appreciation        311,587       206,131      107,456      463,999      (13,176)      15,947       6,892
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                           342,822       222,739      116,175      488,859      (12,624)      15,905       7,717
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                    -             -            -            -            -            -           -
   Cova redemptions                              (135)         (117)           -            -            -            -           -
   Payments received from contract
     owners                                   646,993       272,306       53,431      417,182       16,568        2,495      13,612
   Transfers between sub-accounts
     (including fixed account), net         1,658,069       505,453       (4,431)     799,089       50,292            -     132,926
   Transfers for contract benefits and
     terminations                             (26,208)       (1,538)      (2,052)    (128,479)     (10,924)           -      (1,905)
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                       2,278,719       776,104       46,948    1,087,792       55,936        2,495     144,633
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                             2,621,541       998,843      163,123    1,576,651       43,312       18,400     152,350

Net assets at beginning of period              37,459        65,732      174,213      919,176      176,625       22,242     129,917
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
Net assets at end of period               $ 2,659,000     1,064,575      337,336    2,495,827      219,937       40,642     282,267
                                           ===========  ============  ===========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                 Goldman Sachs                           Kemper                            MFS
                                         ------------------------  ---------------------------------------------------  -----------

                                                                     Kemper-
                                                                     Dreman        Small        Small
                                         International  Global     High Return      Cap          Cap       Government
                                           Equity       Income       Equity        Growth       Value      Securities      Bond
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $      1,418          628             -       (1,051)      (1,009)       1,697            2
     Net realized gain (loss)                26,083          166             1        1,110       (2,773)        (721)           -
     Change in unrealized appreciation       59,308       (1,589)          (13)      33,083       10,537         (130)          (4)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                          86,809         (795)          (12)      33,142        6,755          846           (2)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -             -            -            -            -            -
   Cova redemptions                               -            -             -            -            -         (106)           -
   Payments received from contract
     owners                                  24,746            -             -       17,391       46,547       44,475            -
   Transfers between sub-accounts
     (including fixed account), net         111,590        1,800             -       34,658       60,475      163,109            -
   Transfers for contract benefits and
     terminations                            (2,368)         (63)            -       (2,889)     (13,286)     (15,420)           -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       133,968        1,737             -       49,160       93,736      192,058            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             220,777          942           (12)      82,302      100,491      192,904           (2)

Net assets at beginning of period           181,053       32,472           105       44,757      145,943       26,786          105
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $    401,830       33,414            93      127,059      246,434      219,690          103
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                  MFS                                  Oppenheimer
                                        -----------------------------------------------------------------------------  -----------
                                                                                   F&C
                                                       Growth                    Emerging
                                                        with       Emerging      Markets        High        Global      Capital
                                         Research      Income       Growth        Equity       Income     Governments  Appreciation
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $     (7,221)     (12,309)      (12,195)        (351)       6,138          222       (1,384)
     Net realized gain (loss)                7,353        8,684        15,552       (1,742)       1,396          (54)       4,824
     Change in unrealized appreciation     151,202       71,703       596,456       13,160          414         (431)      53,315
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                        151,334       68,078       599,813       11,067        7,948         (263)      56,755
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -             -            -            -            -            -
   Cova redemptions                              -            -             -            -            -            -         (135)
   Payments received from contract
     owners                                136,206       89,380        81,860        1,988       33,546            -      113,274
   Transfers between sub-accounts
     (including fixed account), net        358,371      537,395       187,443       (5,243)      53,871        8,902       42,735
   Transfers for contract benefits and
     terminations                          (36,613)     (42,012)      (57,128)        (727)      (1,378)      (1,969)      (1,012)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      457,964      584,763       212,175       (3,982)      86,039        6,933      154,862
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            609,298      652,841       811,988        7,085       93,987        6,670      211,617

Net assets at beginning of period          316,584      782,358       631,883       27,865      129,014        4,100       61,670
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $    925,882    1,435,199     1,443,871       34,950      223,001       10,770      273,287
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                             Oppenheimer                                 Putnam
                                        --------------------------------------------------   -------------------------------------
                                        Main Street
                                          Growth                                             VT Growth
                                           and          High                    Strategic       and         VT New
                                          Income       Income        Bond          Bond        Income       Value       VT Vista
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $     (2,886)       5,896        14,801          909       (2,309)        (438)      20,361
     Net realized gain (loss)                7,512         (552)          322         (128)      79,730        1,820        3,690
     Change in unrealized appreciation      50,323       (1,438)      (28,165)         265      (94,639)      (1,091)      71,288
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         54,949        3,906       (13,042)       1,046      (17,218)         291       95,339
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -             -            -            -            -            -
   Cova redemptions                              -            -             -            -            -            -            -
   Payments received from contract
     owners                                 76,794      107,415        57,943       14,538      133,519       10,334       22,606
   Transfers between sub-accounts
     (including fixed account), net        162,572       46,608       220,942       35,210      588,208       (4,129)     133,827
   Transfers for contract benefits and
     terminations                          (18,819)      (1,231)      (19,740)        (737)    (115,667)      (5,309)     (16,893)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      220,547      152,792       259,145       49,011      606,060          896      139,540
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            275,496      156,698       246,103       50,057      588,842        1,187      234,879

Net assets at beginning of period          153,884      104,364       489,350       27,279      913,554       23,119       80,253
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $    429,380      261,062       735,453       77,336    1,502,396       24,306      315,132
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                   Putnam                                    Templeton
                                         -------------------------  ----------------------------------------------------------------
                                                          VT
                                             VT       International               Franklin
                                         International    New                     Small Cap                              Developing
                                           Growth     Opportunities    Bond      Investments     Stock      International Markets
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $   (13,050)       (1,491)          (41)      (1,131)        (704)      (1,461)        (508)
     Net realized gain (loss)                11,098         3,534             -       44,682         (197)       6,246        5,858
     Change in unrealized appreciation      515,817        91,568            (9)      33,706       14,590       62,767       33,553
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         513,865        93,611           (50)      77,257       13,689       67,552       38,903
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -           100          100          100            -            -
   Cova redemptions                               -             -             -         (122)        (117)        (114)           -
   Payments received from contract
     owners                                 141,900         3,024         5,127        9,200       49,708      121,554       10,245
   Transfers between sub-accounts
     (including fixed account), net         229,893        48,759         2,539      231,115       52,225      318,945       53,093
   Transfers for contract benefits and
     terminations                           (30,601)         (665)            -     (189,520)         104       (1,334)      (3,225)
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       341,192        51,118         7,766       50,773      102,020      439,051       60,113
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             855,057       144,729         7,716      128,030      115,709      506,603       99,016

Net assets at beginning of period           663,486        54,626             -            -            -       60,631       53,149
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
Net assets at end of period             $ 1,518,543       199,355         7,716      128,030      115,709      567,234      152,165
                                         ===========  ============  ============ ============  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                  Templeton                                 Fidelity
                                         ------------------------  ----------------------------------------------------------------

                                           Mutual      Franklin                                VIP III      VIP III        VIP
                                           Shares       Growth        VIP         VIP II       Growth       Growth &     Equity-
                                         Investments  Investments    Growth     Contrafund   Opportunities   Income       Income
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $       (655)        (521)        (443)         (60)          (63)        (652)        (268)
     Net realized gain (loss)                  (164)          29          900           38            28          486          265
     Change in unrealized appreciation        1,570       24,948       13,973        1,207           418        4,028       (1,623)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                             751       24,456       14,430        1,185           383        3,862       (1,626)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                  -          100            -            -             -            -            -
   Cova redemptions                            (121)        (120)           -            -             -            -            -
   Payments received from contract
     owners                                       -            -       41,465        6,405         4,570       41,668        3,029
   Transfers between sub-accounts
     (including fixed account), net          88,846      132,874       22,366          922            35       20,802       28,683
   Transfers for contract benefits and
     terminations                               (10)        (545)          46            -            (1)          58           (1)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        88,715      132,309       63,877        7,327         4,604       62,528       31,711
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              89,466      156,765       78,307        8,512         4,987       66,390       30,085

Net assets at beginning of period             9,105            -        6,623          975         1,345       25,524        8,239
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period            $     98,571      156,765       84,930        9,487         6,332       91,914       38,324
                                         ===========  ===========  ===========  ===========  ============  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                      American Century                         Dreyfus                    INVESCO
                                         --------------------------------------  -------------------------------------  -----------

                                         VP Income                                               VIF          VIF
                                             &            VP           VP          Stock      Disciplined   Capital        VIF
                                           Growth     International   Value        Index        Stock      Appreciation  Dynamics
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $         (6)           -            (3)           -            -            1           (9)
     Net realized gain (loss)                     -            -             -            -            1            -            -
     Change in unrealized appreciation          407           25           134            3            2            -        1,133
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             401           25           131            3            3            1        1,124
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                100          100           100          100          100          100          100
   Cova redemptions                               -            -             -            -            -            -            -
   Payments received from contract
     owners                                  10,000            -         5,000            -            -            -       20,526
   Transfers between sub-accounts
     (including fixed account), net               -            -             -            -            -            -            -
   Transfers for contract benefits and
     terminations                                 -            -             -            -            -            -            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        10,100          100         5,100          100          100          100       20,626
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              10,501          125         5,231          103          103          101       21,750

Net assets at beginning of period                 -            -             -            -            -            -            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $     10,501          125         5,231          103          103          101       21,750
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           INVESCO                          PIMCO                           Scudder
                                         -----------  --------------------------------------------------  -----------

                                                         High          Low       StocksPLUS     Total
                                            High        Yield       Duration      Growth &      Return
                                           Yield         Bond         Bond         Income        Bond      International   Total
                                         -----------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          2            1             1            2           28           (3)   (1,379,316)
     Net realized gain (loss)                     -            -             -            5            -            -     9,944,477
     Change in unrealized appreciation          (14)           -            (1)          (4)         (33)         516    14,495,013
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
       Net increase (decrease) from
         operations                             (12)           1             -            3           (5)         513    23,060,174
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------

Contract transactions:
   Cova payments                                100          100           100          100          100          100         1,800
   Cova redemptions                               -            -             -            -            -            -        (1,087)
   Payments received from contract
     owners                                  10,000            -             -            -       15,000        6,654    10,819,038
   Transfers between sub-accounts
     (including fixed account), net               -            -             -            -            -            -    34,060,088
   Transfers for contract benefits and
     terminations                                 -            -             -            -            -            -   (11,523,977)
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        10,100          100           100          100       15,100        6,754    33,355,862
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets                              10,088          101           100          103       15,095        7,267    56,416,036

Net assets at beginning of period                 -            -             -            -            -            -   127,869,227
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
Net assets at end of period            $     10,088          101           100          103       15,095        7,267   184,285,263
                                         ===========  ===========  ============  ===========  ===========  ===========  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------
                                                                                   VKAC
                                                                                  Growth                                  Large
                                           Quality       Money        Stock         and         Bond       Developing      Cap
                                            Income      Market        Index       Income      Debenture     Growth      Research
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    31,278       11,868      (17,610)     (15,214)      92,644       (5,086)      (2,082)
     Net realized gain (loss)                 1,603            -      391,001      237,648       87,212       (1,333)          25
     Change in unrealized appreciation        4,531            -       98,370       64,902      110,064       57,229       52,098
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations          37,412       11,868      471,761      287,336      289,920       50,810       50,041
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -            -            -            -            -            -
   Cova redemptions                               -            -            -            -            -            -            -
   Payments received from contract
     owners                                       -            -            -        1,000    1,051,661      334,325      237,270
   Transfers between sub-accounts
     (including fixed account), net          11,714     (111,191)     138,069      202,862    3,726,785      337,360      303,087
   Transfers for contract benefits and
     terminations                            (8,629)      (3,863)     (40,936)     (52,497)    (343,261)      (1,070)        (376)
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         3,085     (115,054)      97,133      151,365    4,435,185      670,615      539,981
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              40,497     (103,186)     568,894      438,701    4,725,105      721,425      590,022

Net assets at beginning of period           730,994      370,656    1,737,519    1,679,953    4,475,137       63,572            -
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period             $   771,491      267,470    2,306,413    2,118,654    9,200,242      784,997      590,022
                                          ==========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                                  Cova                                   GACC
                                         ---------------------------------------------------------------------------  -----------

                                                                      Small        Large
                                           Mid-Cap      Quality        Cap          Cap       Select    International   Money
                                            Value        Bond         Stock        Stock      Equity       Equity       Market
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $     (5,560)      29,095      (95,891)    (176,715)   (152,047)      34,256       (6,981)
     Net realized gain (loss)                (4,501)      10,751      280,526      352,389     999,481       25,322       18,462
     Change in unrealized appreciation       11,980      212,005     (768,604)   4,086,693   1,878,770      827,333        8,306
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations           1,919      251,851     (583,969)   4,262,367   2,726,204      886,911       19,787
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -            -            -           -            -            -
   Cova redemptions                               -            -            -            -           -            -            -
   Payments received from contract
     owners                                 593,364      828,237      664,035    1,433,747   1,284,829      470,560    1,894,032
   Transfers between sub-accounts
     (including fixed account), net         210,332    2,485,711    2,154,230    6,772,257   4,674,806    2,712,309     (358,103)
   Transfers for contract benefits and
     terminations                            (2,706)    (213,576)    (458,393)    (691,973)   (646,951)    (375,560)    (266,514)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       800,990    3,100,372    2,359,872    7,514,031   5,312,684    2,807,309    1,269,415
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             802,909    3,352,223    1,775,903   11,776,398   8,038,888    3,694,220    1,289,202

Net assets at beginning of period            89,088    2,617,482    6,578,183   10,224,247   9,845,185    6,351,392      150,303
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $    891,997    5,969,705    8,354,086   22,000,645  17,884,073   10,045,612    1,439,505
                                         ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                         Lord Abbett                       Russell                                 AIM
                                         -----------  -------------------------------------------------  ------------------------

                                           Growth       Multi-
                                             and         Style      Aggressive                 Core                    V.I. Capital
                                           Income       Equity       Equity       Non-US       Bond       V.I. Value   Appreciation
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $    110,598       (2,142)        (365)        (884)      1,981          (29)        (179)
     Net realized gain (loss)             1,847,461          202          (45)         (78)          2          (47)       1,256
     Change in unrealized appreciation    1,268,706       37,385       (1,753)       1,844       3,543        1,376        5,386
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations       3,226,765       35,445       (2,163)         882       5,526        1,300        6,463
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -          100          100          100         100          100          100
   Cova redemptions                               -         (127)         (95)         (93)       (103)           -            -
   Payments received from contract
     owners                               2,282,528      550,062       80,621      187,582     578,539       33,651       57,937
   Transfers between sub-accounts
     (including fixed account), net       8,659,268       31,554        8,298       15,688      70,898        2,043        1,227
   Transfers for contract benefits and
     terminations                        (1,472,455)        (561)        (236)          27      (1,162)         365            5
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     9,469,341      581,028       88,688      203,304     648,272       36,159       59,269
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                          12,696,106      616,473       86,525      204,186     653,798       37,459       65,732

Net assets at beginning of period        24,401,662            -            -            -           -            -            -
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $ 37,097,768      616,473       86,525      204,186     653,798       37,459       65,732
                                         ===========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                            AIM              Alliance            Liberty              Goldman Sachs
                                        -----------  ------------------------  ----------- -------------------------------------
                                                                                 Newport
                                           V.I.                      Real         Tiger      Growth
                                         International Premier      Estate        Fund,        and     International   Global
                                          Equity       Growth      Investment   Variable     Income       Equity       Income
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $        187       (4,379)        (540)         355         125       (1,051)       1,029
     Net realized gain (loss)               (5,943)      (6,634)      (2,767)           4      (4,119)       1,202          330
     Change in unrealized appreciation      (6,224)     118,514      (17,191)       2,743     (11,213)       2,720         (187)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations        (11,980)     107,501      (20,498)       3,102     (15,207)       2,871        1,172
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                               100          100          100          100         100          100          100
   Cova redemptions                           (100)        (138)         (81)           -         (97)         (86)           -
   Payments received from contract
     owners                                184,408      794,977      178,563       19,040     128,899      154,193       31,200
   Transfers between sub-accounts
     (including fixed account), net          3,073       20,139       19,454            -      16,047       23,975            -
   Transfers for contract benefits and
     terminations                           (1,288)      (3,403)        (913)           -         175            -            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      186,193      811,675      197,123       19,140     145,124      178,182       31,300
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            174,213      919,176      176,625       22,242     129,917      181,053       32,472

Net assets at beginning of period                -            -            -            -           -            -            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period           $    174,213      919,176      176,625       22,242     129,917      181,053       32,472
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                Kemper                                       MFS
                                           -------------------------------------------------  -------------------------------------
                                             Kemper-
                                             Dreman        Small        Small                                             Growth
                                            High Return     Cap          Cap       Government                              with
                                             Equity       Growth        Value      Securities    Bond       Research      Income
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $          -         (265)        (889)        (42)           -       (1,500)      (4,815)
     Net realized gain (loss)                       -          191       (6,422)          -            -          145       (4,972)
     Change in unrealized appreciation              5        3,989      (13,980)        206            5       24,572       54,989
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations                 5        3,915      (21,291)        164            5       23,217       45,202
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100         100          100          100          100
   Cova redemptions                                 -         (108)         (78)          -            -         (123)        (120)
   Payments received from contract
     owners                                         -       35,374      184,026      23,032            -      252,002      692,249
   Transfers between sub-accounts
     (including fixed account), net                 -        5,487      (15,831)      3,490            -       42,134       48,220
   Transfers for contract benefits and
     terminations                                   -          (11)        (983)          -            -         (746)      (3,293)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             100       40,842      167,234      26,622          100      293,367      737,156
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                   105       44,757      145,943      26,786          105      316,584      782,358

Net assets at beginning of period                   -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period              $        105       44,757      145,943      26,786          105      316,584      782,358
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                MFS                                    Oppenheimer
                                         -------------------------------------------------  ---------------------------------------
                                                        F&C                                                Main Street
                                                     Emerging                                                Growth
                                         Emerging     Markets       High         Global       Capital         and          High
                                          Growth      Equity       Income      Governments   Appreciation    Income       Income
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (3,541)         124         (541)           (8)         (286)         (748)        (559)
     Net realized gain (loss)              (2,706)     (10,435)      (1,086)            1         1,028          (157)        (139)
     Change in unrealized appreciation     87,574       (7,685)      (2,625)          189         9,357          (771)      (2,071)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
       Net increase (decrease) in
         net assets from operations        81,327      (17,996)      (4,252)          182        10,099        (1,676)      (2,769)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------

Contract transactions:
   Cova payments                              100          100          100           100           100           100          100
   Cova redemptions                          (126)         (65)         (93)            -             -           (89)         (93)
   Payments received from contract
     owners                               527,982       71,508      125,820         3,193        42,486       144,121       93,367
   Transfers between sub-accounts
     (including fixed account), net        24,659      (25,211)       8,401           625         9,440        11,637       14,033
   Transfers for contract benefits and
     terminations                          (2,059)        (471)        (962)            -          (455)         (209)        (274)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     550,556       45,861      133,266         3,918        51,571       155,560      107,133
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------

       Net increase (decrease) in net
         assets                           631,883       27,865      129,014         4,100        61,670       153,884      104,364

Net assets at beginning of period               -            -            -             -             -             -            -
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
Net assets at end of period             $ 631,883       27,865      129,014         4,100        61,670       153,884      104,364
                                         =========  ===========  ===========  ============  ============  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                               Oppenheimer                               Putnam
                                          -------------------  ------------------------------------------------------------------
                                                                                                                        VT
                                                                VT Growth                                 VT        International
                                                    Strategic     and         VT New                 International      New
                                            Bond      Bond       Income        Value      VT Vista      Growth      Opportunities
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (2,628)      (166)      (5,191)         101         (436)      (1,984)          (266)
     Net realized gain (loss)                 238         (4)      (4,815)          79          (12)      (8,326)           (27)
     Change in unrealized appreciation     12,503       (129)      44,649          860        7,815       (2,297)           299
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
       Net increase (decrease) in
         net assets from operations        10,113       (299)      34,643        1,040        7,367      (12,607)             6
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------

Contract transactions:
   Cova payments                              100        100          100          100          100          100            100
   Cova redemptions                          (105)         -         (113)           -         (109)        (127)          (109)
   Payments received from contract
     owners                               407,896     22,655      787,874        4,669       46,531      674,756         50,740
   Transfers between sub-accounts
     (including fixed account), net        73,891      4,823       94,763       17,311       26,352        5,031          3,797
   Transfers for contract benefits and
     terminations                          (2,545)         -       (3,713)          (1)          12       (3,667)            92
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                     479,237     27,578      878,911       22,079       72,886      676,093         54,620
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------

       Net increase (decrease) in net
         assets                           489,350     27,279      913,554       23,119       80,253      663,486         54,626

Net assets at beginning of period               -          -            -            -            -            -              -
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
Net assets at end of period             $ 489,350     27,279      913,554       23,119       80,253      663,486         54,626
                                          ========  =========  ===========  ===========  =========== ============  =============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                        Templeton                                  Fidelity
                                         --------------------------------------  -------------------------------------------------

                                                                      Mutual                               VIP III       VIP III
                                                        Developing    Shares       VIP       VIP II        Growth       Growth &
                                          International  Markets     Investments  Growth    Contrafund   Opportunities   Income
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $        (139)         (93)          (3)      (17)          (1)             -          (58)
     Net realized gain (loss)                      9            8            -         -            -              -            -
     Change in unrealized appreciation         4,711        3,570          263     1,118           99             19        3,784
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
       Net increase (decrease) in
         net assets from operations            4,581        3,485          260     1,101           98             19        3,726
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------

Contract transactions:
   Cova payments                                 100          100          100       100          100            100          100
   Cova redemptions                                -         (133)           -         -            -              -            -
   Payments received from contract
     owners                                   54,930       25,540        8,079       990          777              -        3,746
   Transfers between sub-accounts
     (including fixed account), net            1,153       24,157          666     4,427            -          1,226       17,428
   Transfers for contract benefits and
     terminations                               (133)           -            -         5            -              -          524
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         56,050       49,664        8,845     5,522          877          1,326       21,798
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                               60,631       53,149        9,105     6,623          975          1,345       25,524

Net assets at beginning of period                  -            -            -         -            -              -            -
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
Net assets at end of period            $      60,631       53,149        9,105     6,623          975          1,345       25,524
                                         ============  ===========  ===========  ========  ===========  =============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                       Fidelity
                                                  ------------------

                                                         VIP
                                                       Equity-
                                                        Income               Total
                                                  ------------------   ------------------
Increase (decrease) in net assets from
    operations:
      Net investment income (expense)           $               (12)            (197,302)
      Net realized gain (loss)                                    -            4,192,008
      Change in unrealized appreciation                         635            8,280,979
                                                  ------------------   ------------------
         Net increase (decrease) in
           net assets from operations                           623           12,275,685
                                                  ------------------   ------------------

Contract transactions:
    Cova payments                                               100                4,200
    Cova redemptions                                              -               (2,511)
    Payments received from contract
      owners                                                  2,968           18,342,571
    Transfers between sub-accounts
      (including fixed account), net                          4,427           32,538,428
    Transfers for contract benefits and
      terminations                                              121           (4,604,519)
                                                  ------------------   ------------------
         Net increase (decrease) in net
           assets from contract
           transactions                                       7,616           46,278,169
                                                  ------------------   ------------------

         Net increase (decrease) in net
           assets                                             8,239           58,553,854

Net assets at beginning of period                                 -           69,315,373
                                                  ------------------   ------------------
Net assets at end of period                     $             8,239          127,869,227
                                                  ==================   ==================


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by CFLIC.

            Cova Series Trust (Cova)                                            10 portfolios
            General American Capital Company (GACC)                              1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)                          1 portfolio
            Russell Insurance Funds (Russell)                                    5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                             3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)              2 portfolios
            Liberty Variable Investment Trust (Liberty)                          1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)               3 portfolios
            Kemper Variable Series (Kemper)                                      4 portfolios
            MFS Variable Insurance Trust (MFS)                                   7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                     5 portfolios
            Putnam Variable Trust (Putnam)                                       5 portfolios
            Templeton Variable Products Series Fund (Templeton)                  7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    5 portfolios
            American Century Variable Portfolios, Inc. (American Century)        3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                   1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                           2 portfolios
            INVESCO Variable Investment Funds, Inc.                              2 portfolios
            PIMCO Variable Insurance Trust                                       4 portfolios
            Scudder Variable Life Investment Fund                                1 portfolio

       The following sub-accounts commenced operations in 1999:

            Cova Lord Abbett Growth and Income                January 8, 1999
            Russell Real Estate Securities                       July 1, 1999
            Templeton Bond                                      March 1, 1999
            Franklin Small Cap Investments                      March 1, 1999
            Templeton Stock                                     March 2, 1999
            Franklin Growth Investments                         March 1, 1999
            American Century VP Income & Growth             November 19, 1999
            American Century VP International               November 19, 1999
            American Century VP Value                       November 19, 1999
            Dreyfus Stock Index                             November 19, 1999
            Dreyfus VIF Disciplined Stock                   November 19, 1999
            Dreyfus VIF Capital Appreciation                November 19, 1999
            INVESCO Dynamics                                November 19, 1999
            INVESCO High Yield                              November 19, 1999
            PIMCO High Yield Bond                           November 19, 1999
            PIMCO Low Duration Bond                         November 19, 1999
            PIMCO StocksPLUS Growth & Income                November 19, 1999
            PIMCO Total Return Bond                         November 19, 1999
            Scudder International                           November 19, 1999

       The following sub-accounts ceased operations in 1999:

            Lord Abbett Growth and Income                     January 8, 1999
            Cova Quality Income                               January 8, 1999
            Cova Money Market                                 January 8, 1999
            Cova Stock Index                                  January 8, 1999
            Cova VKAC Growth and Income                       January 8, 1999
            Cova Small Cap Equity                             October 8, 1999

       On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFLIC.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(3)    SEPARATE ACCOUNT EXPENSES
       CFLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by CFLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, surrender fees of $252,000 were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $37,000 were deducted from the Separate Account.

       Currently, CFLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. CFLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment at December 31, 1999 follows:


       Cova Lord Abbett Growth and Income            $ 44,259,019       Oppenheimer Capital Appreciation               $ 210,635
       Cova Bond Debenture                             11,498,529       Oppenheimer Main Street Growth & Income          379,861
       Cova Developing Growth                           1,419,468       Oppenheimer High Income                          264,591
       Cova Large Cap Research                          1,712,624       Oppenheimer Bond                                 751,172
       Cova Mid-Cap Value                               1,363,105       Oppenheimer Strategic Bond                        77,206
       Cova Quality Bond                                7,271,632       Putnam VT Growth and Income                    1,552,501
       Cova Small Cap Stock                             7,906,392       Putnam VT New Value                               24,539
       Cova Large Cap Stock                            26,407,936       Putnam VT Vista                                  236,052
       Cova Select Equity                              19,708,203       Putnam VT International Growth                 1,005,138
       Cova International Equity                       10,098,921       Putnam VT International New Opportunities        107,503
       GACC Money Market                                1,770,289       Templeton Bond                                     7,726
       Russell Multi-Style Equity                       2,965,336       Franklin Small Cap Investments                    94,333
       Russell Aggressive Equity                          423,684       Templeton Stock                                  101,128
       Russell Non-US                                   1,194,281       Templeton International                          499,799
       Russell Core Bond                                2,441,645       Templeton Developing Markets                     115,054
       Russell Real Estate Securities                      55,992       Templeton Mutual Shares Investments               96,745
       AIM V.I. Value                                   2,346,239       Franklin Growth Investments                      131,829
       AIM V.I. Capital Appreciation                      853,139       Fidelity VIP Growth                               69,845
       AIM V.I. International Equity                      236,130       Fidelity VIP II Contrafund                         8,182
       Alliance Premier Growth                          1,913,504       Fidelity VIP III Growth Opportunities              5,895
       Alliance Real Estate Investment                    250,321       Fidelity VIP III Growth & Income                  84,109
       Liberty Newport Tiger Fund, Variable                21,955       Fidelity VIP Equity-Income                        39,315
       Goldman Sachs Growth and Income                    286,610       American Century VP Income & Growth               10,100
       Goldman Sachs International Equity                 339,833       American Century VP International                    100
       Goldman Sachs Global Income                         35,193       American Century VP Value                          5,100
       Kemper-Dreman High Return Equity                       101       Dreyfus Stock Index                                  100
       Kemper Small Cap Growth                             89,997       Dreyfus VIF Disciplined Stock                        101
       Kemper Small Cap Value                             249,896       Dreyfus VIF Capital Appreciation                     101
       Kemper Government Securities                       219,631       INVESCO VIF Dynamics                              20,626
       MFS Bond                                               102       INVESCO VIF High Yield                            10,107
       MFS Research                                       750,178       PIMCO High Yield Bond                                101
       MFS Growth with Income                           1,308,616       PIMCO Low Duration Bond                              101
       MFS Emerging Growth                                759,950       PIMCO StocksPLUS Growth & Income                     107
       MFS/Foreign & Colonial Emerging Markets Equity      29,478       PIMCO Total Return Bond                           15,136
       MFS High Income                                    225,229       Scudder International                              6,754
                                                                                                                   --------------
       MFS Global Governments                              11,013                                                  $ 156,355,863
                                                                                                                   ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                        Commenced                        Accumulation Unit Value
                                                                         --------------------------------------------------------
                                                       Operations        12/31/1999     12/31/1998    12/31/1997     12/31/1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999     $   39.456973              -             -              -
       Cova Bond Debenture                               5/20/1996         13.765395      13.496510     12.881799      11.294929
       Cova Developing Growth                            11/7/1997         14.452893      11.067868     10.527555              -
       Cova Large Cap Research                           2/17/1998         14.635794      11.825638             -              -
       Cova Mid-Cap Value                                11/7/1997         10.875543      10.437956     10.467957              -
       Cova Quality Bond                                 5/20/1996         11.567172      11.914509     11.155144      10.368767
       Cova Small Cap Stock                              5/15/1996         17.932499      12.582885     13.491493      11.308427
       Cova Large Cap Stock                              5/16/1996         22.548971      19.428505     14.889464      11.334982
       Cova Select Equity                                5/15/1996         18.384684      16.987203     14.053503      10.838053
       Cova International Equity                         5/14/1996         16.333932      12.889314     11.462436      10.967004
       GACC Money Market                                 12/4/1997         11.525403      11.109949     10.667017              -
       Russell Multi-Style Equity                       12/31/1997         14.719616      12.740123     10.000000              -
       Russell Aggressive Equity                        12/31/1997         10.461908      10.001283     10.000000              -
       Russell Non-US                                   12/31/1997         14.706241      11.182808     10.000000              -
       Russell Core Bond                                12/31/1997         10.419502      10.631124     10.000000              -
       Russell Real Estate Securities                     7/1/1999          9.395293              -             -              -
       AIM V.I. Value                                   12/31/1997         16.748633      13.075597     10.000000              -
       AIM V.I. Capital Appreciation                    12/31/1997         16.827440      11.800084     10.000000              -
       AIM V.I. International Equity                    12/31/1997         17.458837      11.418467     10.000000              -
       Alliance Premier Growth                          12/31/1997         19.075994      14.620511     10.000000              -
       Alliance Real Estate Investment                  12/31/1997          7.486033       8.000583     10.000000              -
       Liberty Newport Tiger Fund, Variable             12/31/1997         15.397535       9.278784     10.000000              -
       Goldman Sachs Growth and Income                   3/31/1998         10.302541       9.911702             -              -
       Goldman Sachs International Equity                3/31/1998         14.844433      11.416783             -              -
       Goldman Sachs Global Income                       3/31/1998         10.556976      10.815310             -              -
       Kemper-Dreman High Return Equity                  5/15/1998          9.270000      10.489000             -              -
       Kemper Small Cap Growth                          12/31/1997         15.505196      11.687795     10.000000              -
       Kemper Small Cap Value                           12/31/1997          8.886027       8.770360     10.000000              -
       Kemper Government Securities                     12/31/1997         10.558404      10.634608     10.000000              -
       MFS Bond                                          5/15/1998         10.288000      10.509000             -              -
       MFS Research                                     12/31/1997         14.897867      12.179142     10.000000              -
       MFS Growth with Income                           12/31/1997         12.703932      12.075079     10.000000              -
       MFS Emerging Growth                              12/31/1997         23.079105      13.244101     10.000000              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997          8.967637       6.581757     10.000000              -
       MFS High Income                                  12/31/1997         10.352934       9.863111     10.000000              -
       MFS Global Governments                           12/31/1997         10.252619      10.663503     10.000000              -
       Oppenheimer Capital Appreciation                 12/31/1997         17.103249      12.244057     10.000000              -
       Oppenheimer Main Street Growth & Income          12/31/1997         12.409773      10.340279     10.000000              -
       Oppenheimer High Income                          12/31/1997         10.189165       9.907918     10.000000              -
       Oppenheimer Bond                                 12/31/1997         10.246949      10.551643     10.000000              -
       Oppenheimer Strategic Bond                       12/31/1997         10.306821      10.164797     10.000000              -
       Putnam VT Growth and Income                      12/31/1997         11.422706      11.403244     10.000000              -
       Putnam VT New Value                              12/31/1997         10.379438      10.498075     10.000000              -
       Putnam VT Vista                                  12/31/1997         17.797452      11.804097     10.000000              -
       Putnam VT International Growth                   12/31/1997         18.522808      11.729428     10.000000              -
       Putnam VT International New Opportunities        12/31/1997         22.858952      11.420772     10.000000              -
       Templeton Bond                                     3/1/1999          9.702219              -             -              -
       Franklin Small Cap Investments                     3/1/1999         17.718917              -             -              -
       Templeton Stock                                    3/2/1999         13.322067              -             -              -
       Templeton International                           9/21/1998         11.157985       9.149729             -              -
       Templeton Developing Markets                      9/21/1998         11.479237       7.557531             -              -
       Templeton Mutual Shares Investments               9/21/1998         10.433275       9.646506             -              -
       Franklin Growth Investments                        3/1/1999         14.687812              -             -              -
       Fidelity VIP Growth                               2/17/1998         17.780613      13.115493             -              -
       Fidelity VIP II Contrafund                        2/17/1998         15.235791      12.429344             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998         12.142823      11.814000             -              -
       Fidelity VIP III Growth & Income                  2/17/1998         13.198268      12.259160             -              -
       Fidelity VIP Equity-Income                        2/17/1998         11.196008      10.674283             -              -
       American Century VP Income & Growth              11/19/1999         10.324878              -             -              -
       American Century VP International                11/19/1999         12.517000              -             -              -
       American Century VP Value                        11/19/1999          9.586953              -             -              -
       Dreyfus Stock Index                              11/19/1999         10.336000              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999         10.306000              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999         10.128000              -             -              -
       INVESCO VIF Dynamics                             11/19/1999         11.148744              -             -              -
       INVESCO VIF High Yield                           11/19/1999         10.122749              -             -              -
       PIMCO High Yield Bond                            11/19/1999         10.078000              -             -              -
       PIMCO Low Duration Bond                          11/19/1999          9.969000              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999         10.311000              -             -              -
       PIMCO Total Return Bond                          11/19/1999          9.898482              -             -              -
       Scudder International                            11/19/1999         11.637458              -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                        Commenced                       Net Assets (in thousands)
                                                                         --------------------------------------------------------
                                                       Operations        12/31/1999     12/31/1998    12/31/1997     12/31/1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999     $      49,100              -             -              -
       Cova Bond Debenture                               5/20/1996            11,836          9,200         4,475            447
       Cova Developing Growth                            11/7/1997             1,880            785            64              -
       Cova Large Cap Research                           2/17/1998             2,084            590             -              -
       Cova Mid-Cap Value                                11/7/1997             1,437            892            89              -
       Cova Quality Bond                                 5/20/1996             7,280          5,970         2,617            669
       Cova Small Cap Stock                              5/15/1996            11,346          8,354         6,578          1,279
       Cova Large Cap Stock                              5/16/1996            34,554         22,001        10,224          1,431
       Cova Select Equity                                5/15/1996            22,759         17,884         9,845          2,011
       Cova International Equity                         5/14/1996            13,704         10,046         6,351          1,360
       GACC Money Market                                 12/4/1997             1,821          1,440           150              -
       Russell Multi-Style Equity                       12/31/1997             3,147            616             -              -
       Russell Aggressive Equity                        12/31/1997               463             87             -              -
       Russell Non-US                                   12/31/1997             1,454            204             -              -
       Russell Core Bond                                12/31/1997             2,299            654             -              -
       Russell Real Estate Securities                     7/1/1999                56              -             -              -
       AIM V.I. Value                                   12/31/1997             2,659             37             -              -
       AIM V.I. Capital Appreciation                    12/31/1997             1,065             66             -              -
       AIM V.I. International Equity                    12/31/1997               337            174             -              -
       Alliance Premier Growth                          12/31/1997             2,496            919             -              -
       Alliance Real Estate Investment                  12/31/1997               220            177             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997                41             22             -              -
       Goldman Sachs Growth and Income                   3/31/1998               282            130             -              -
       Goldman Sachs International Equity                3/31/1998               402            181             -              -
       Goldman Sachs Global Income                       3/31/1998                33             32             -              -
       Kemper-Dreman High Return Equity                  5/15/1998                 -              -             -              -
       Kemper Small Cap Growth                          12/31/1997               127             45             -              -
       Kemper Small Cap Value                           12/31/1997               246            146             -              -
       Kemper Government Securities                     12/31/1997               220             27             -              -
       MFS Bond                                          5/15/1998                 -              -             -              -
       MFS Research                                     12/31/1997               926            317             -              -
       MFS Growth with Income                           12/31/1997             1,435            782             -              -
       MFS Emerging Growth                              12/31/1997             1,444            632             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997                35             28             -              -
       MFS High Income                                  12/31/1997               223            129             -              -
       MFS Global Governments                           12/31/1997                11              4             -              -
       Oppenheimer Capital Appreciation                 12/31/1997               273             62             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997               429            154             -              -
       Oppenheimer High Income                          12/31/1997               261            104             -              -
       Oppenheimer Bond                                 12/31/1997               735            489             -              -
       Oppenheimer Strategic Bond                       12/31/1997                77             27             -              -
       Putnam VT Growth and Income                      12/31/1997             1,502            914             -              -
       Putnam VT New Value                              12/31/1997                24             23             -              -
       Putnam VT Vista                                  12/31/1997               315             80             -              -
       Putnam VT International Growth                   12/31/1997             1,519            663             -              -
       Putnam VT International New Opportunities        12/31/1997               199             55             -              -
       Templeton Bond                                     3/1/1999                 8              -             -              -
       Franklin Small Cap Investments                     3/1/1999               128              -             -              -
       Templeton Stock                                    3/2/1999               116              -             -              -
       Templeton International                           9/21/1998               567             61             -              -
       Templeton Developing Markets                      9/21/1998               152             53             -              -
       Templeton Mutual Shares Investments               9/21/1998                99              9             -              -
       Franklin Growth Investments                        3/1/1999               157              -             -              -
       Fidelity VIP Growth                               2/17/1998                85              7             -              -
       Fidelity VIP II Contrafund                        2/17/1998                 9              1             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998                 6              1             -              -
       Fidelity VIP III Growth & Income                  2/17/1998                92             26             -              -
       Fidelity VIP Equity-Income                        2/17/1998                38              8             -              -
       American Century VP Income & Growth              11/19/1999                11              -             -              -
       American Century VP International                11/19/1999                 -              -             -              -
       American Century VP Value                        11/19/1999                 5              -             -              -
       Dreyfus Stock Index                              11/19/1999                 -              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999                 -              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999                 -              -             -              -
       INVESCO VIF Dynamics                             11/19/1999                22              -             -              -
       INVESCO VIF High Yield                           11/19/1999                10              -             -              -
       PIMCO High Yield Bond                            11/19/1999                 -              -             -              -
       PIMCO Low Duration Bond                          11/19/1999                 -              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999                 -              -             -              -
       PIMCO Total Return Bond                          11/19/1999                15              -             -              -
       Scudder International                            11/19/1999                 7              -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                        Commenced                             Total Return*
                                                                         --------------------------------------------------------
                                                       Operations           1999           1998          1997           1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999             9.90%              -             -              -
       Cova Bond Debenture                               5/20/1996             1.99%          4.77%        14.05%         11.32%
       Cova Developing Growth                            11/7/1997            30.58%          5.13%        -2.80%              -
       Cova Large Cap Research                           2/17/1998            23.76%          9.94%             -              -
       Cova Mid-Cap Value                                11/7/1997             4.19%         -0.29%         4.17%              -
       Cova Quality Bond                                 5/20/1996            -2.92%          6.81%         7.58%          4.20%
       Cova Small Cap Stock                              5/15/1996            42.52%         -6.74%        19.31%          3.69%
       Cova Large Cap Stock                              5/16/1996            16.06%         30.49%        31.36%         11.62%
       Cova Select Equity                                5/15/1996             8.23%         20.88%        29.67%          6.76%
       Cova International Equity                         5/14/1996            26.73%         12.45%         4.52%          8.60%
       GACC Money Market                                 12/4/1997             3.74%          4.15%         0.34%              -
       Russell Multi-Style Equity                       12/31/1997            15.54%         27.40%             -              -
       Russell Aggressive Equity                        12/31/1997             4.61%          0.01%             -              -
       Russell Non-US                                   12/31/1997            31.51%         11.83%             -              -
       Russell Core Bond                                12/31/1997            -1.99%          6.31%             -              -
       Russell Real Estate Securities                     7/1/1999            -6.05%              -             -              -
       AIM V.I. Value                                   12/31/1997            28.09%         30.76%             -              -
       AIM V.I. Capital Appreciation                    12/31/1997            42.60%         18.00%             -              -
       AIM V.I. International Equity                    12/31/1997            52.90%         14.19%             -              -
       Alliance Premier Growth                          12/31/1997            30.47%         46.21%             -              -
       Alliance Real Estate Investment                  12/31/1997            -6.43%        -19.99%             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997            65.94%         -7.21%             -              -
       Goldman Sachs Growth and Income                   3/31/1998             3.94%        -11.60%             -              -
       Goldman Sachs International Equity                3/31/1998            30.02%          1.94%             -              -
       Goldman Sachs Global Income                       3/31/1998            -2.39%          6.53%             -              -
       Kemper-Dreman High Return Equity                  5/15/1998           -11.62%          4.89%             -              -
       Kemper Small Cap Growth                          12/31/1997            32.66%         16.88%             -              -
       Kemper Small Cap Value                           12/31/1997             1.32%        -12.30%             -              -
       Kemper Government Securities                     12/31/1997            -0.72%          6.35%             -              -
       MFS Bond                                          5/15/1998            -2.10%          5.09%             -              -
       MFS Research                                     12/31/1997            22.32%         21.79%             -              -
       MFS Growth with Income                           12/31/1997             5.21%         20.75%             -              -
       MFS Emerging Growth                              12/31/1997            74.26%         32.44%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997            36.25%        -34.18%             -              -
       MFS High Income                                  12/31/1997             4.97%         -1.37%             -              -
       MFS Global Governments                           12/31/1997            -3.85%          6.63%             -              -
       Oppenheimer Capital Appreciation                 12/31/1997            39.69%         22.44%             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997            20.01%          3.40%             -              -
       Oppenheimer High Income                          12/31/1997             2.84%         -0.92%             -              -
       Oppenheimer Bond                                 12/31/1997            -2.89%          5.52%             -              -
       Oppenheimer Strategic Bond                       12/31/1997             1.40%          1.65%             -              -
       Putnam VT Growth and Income                      12/31/1997             0.17%         14.03%             -              -
       Putnam VT New Value                              12/31/1997            -1.13%          4.98%             -              -
       Putnam VT Vista                                  12/31/1997            50.77%         18.04%             -              -
       Putnam VT International Growth                   12/31/1997            57.92%         17.29%             -              -
       Putnam VT International New Opportunities        12/31/1997           100.15%         14.21%             -              -
       Templeton Bond                                     3/1/1999            -2.98%              -             -              -
       Franklin Small Cap Investments                     3/1/1999            77.19%              -             -              -
       Templeton Stock                                    3/2/1999            33.22%              -             -              -
       Templeton International                           9/21/1998            21.95%         15.92%             -              -
       Templeton Developing Markets                      9/21/1998            51.89%         33.87%             -              -
       Templeton Mutual Shares Investments               9/21/1998             8.16%         11.61%             -              -
       Franklin Growth Investments                        3/1/1999            46.88%              -             -              -
       Fidelity VIP Growth                               2/17/1998            35.57%         31.16%             -              -
       Fidelity VIP II Contrafund                        2/17/1998            22.58%         24.29%             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998             2.78%         18.14%             -              -
       Fidelity VIP III Growth & Income                  2/17/1998             7.66%         22.59%             -              -
       Fidelity VIP Equity-Income                        2/17/1998             4.89%          6.74%             -              -
       American Century VP Income & Growth              11/19/1999             3.25%              -             -              -
       American Century VP International                11/19/1999            25.17%              -             -              -
       American Century VP Value                        11/19/1999            -4.13%              -             -              -
       Dreyfus Stock Index                              11/19/1999             3.36%              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999             3.06%              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999             1.28%              -             -              -
       INVESCO VIF Dynamics                             11/19/1999            11.49%              -             -              -
       INVESCO VIF High Yield                           11/19/1999             1.23%              -             -              -
       PIMCO High Yield Bond                            11/19/1999             0.78%              -             -              -
       PIMCO Low Duration Bond                          11/19/1999            -0.31%              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999             3.11%              -             -              -
       PIMCO Total Return Bond                          11/19/1999            -1.02%              -             -              -
       Scudder International                            11/19/1999            16.38%              -             -              -

*      The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                            Separate Account Expenses
                                                        Commenced                         As a % of Average Net Assets**
                                                                         ----------------------------------------------------------
                                                       Operations           1999           1998          1997           1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999             1.40%              -             -              -
       Cova Bond Debenture                               5/20/1996             1.40%          1.40%         1.40%          1.40%
       Cova Developing Growth                            11/7/1997             1.40%          1.40%         1.40%              -
       Cova Large Cap Research                           2/17/1998             1.40%          1.40%             -              -
       Cova Mid-Cap Value                                11/7/1997             1.40%          1.40%         1.40%              -
       Cova Quality Bond                                 5/20/1996             1.40%          1.40%         1.40%          1.40%
       Cova Small Cap Stock                              5/15/1996             1.40%          1.40%         1.40%          1.40%
       Cova Large Cap Stock                              5/16/1996             1.40%          1.40%         1.40%          1.40%
       Cova Select Equity                                5/15/1996             1.40%          1.40%         1.40%          1.40%
       Cova International Equity                         5/14/1996             1.40%          1.40%         1.40%          1.40%
       GACC Money Market                                 12/4/1997             1.40%          1.40%         1.40%              -
       Russell Multi-Style Equity                       12/31/1997             1.40%          1.40%             -              -
       Russell Aggressive Equity                        12/31/1997             1.40%          1.40%             -              -
       Russell Non-US                                   12/31/1997             1.40%          1.40%             -              -
       Russell Core Bond                                12/31/1997             1.40%          1.40%             -              -
       Russell Real Estate Securities                     7/1/1999             1.40%              -             -              -
       AIM V.I. Value                                   12/31/1997             1.40%          1.40%             -              -
       AIM V.I. Capital Appreciation                    12/31/1997             1.40%          1.40%             -              -
       AIM V.I. International Equity                    12/31/1997             1.40%          1.40%             -              -
       Alliance Premier Growth                          12/31/1997             1.40%          1.40%             -              -
       Alliance Real Estate Investment                  12/31/1997             1.40%          1.40%             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997             1.40%          1.39%             -              -
       Goldman Sachs Growth and Income                   3/31/1998             1.40%          1.40%             -              -
       Goldman Sachs International Equity                3/31/1998             1.40%          1.40%             -              -
       Goldman Sachs Global Income                       3/31/1998             1.40%          1.40%             -              -
       Kemper-Dreman High Return Equity                  5/15/1998             1.40%          0.55%             -              -
       Kemper Small Cap Growth                          12/31/1997             1.40%          1.40%             -              -
       Kemper Small Cap Value                           12/31/1997             1.40%          1.40%             -              -
       Kemper Government Securities                     12/31/1997             1.40%          1.38%             -              -
       MFS Bond                                          5/15/1998             1.40%          0.52%             -              -
       MFS Research                                     12/31/1997             1.40%          1.40%             -              -
       MFS Growth with Income                           12/31/1997             1.40%          1.40%             -              -
       MFS Emerging Growth                              12/31/1997             1.40%          1.40%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997             1.40%          1.40%             -              -
       MFS High Income                                  12/31/1997             1.40%          1.40%             -              -
       MFS Global Governments                           12/31/1997             1.40%          1.37%             -              -
       Oppenheimer Capital Appreciation                 12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997             1.40%          1.40%             -              -
       Oppenheimer High Income                          12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Bond                                 12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Strategic Bond                       12/31/1997             1.40%          1.40%             -              -
       Putnam VT Growth and Income                      12/31/1997             1.40%          1.40%             -              -
       Putnam VT New Value                              12/31/1997             1.40%          1.40%             -              -
       Putnam VT Vista                                  12/31/1997             1.40%          1.40%             -              -
       Putnam VT International Growth                   12/31/1997             1.40%          1.40%             -              -
       Putnam VT International New Opportunities        12/31/1997             1.40%          1.40%             -              -
       Templeton Bond                                     3/1/1999             1.40%              -             -              -
       Franklin Small Cap Investments                     3/1/1999             1.40%              -             -              -
       Templeton Stock                                    3/2/1999             1.40%              -             -              -
       Templeton International                           9/21/1998             1.40%          1.40%             -              -
       Templeton Developing Markets                      9/21/1998             1.40%          1.40%             -              -
       Templeton Mutual Shares Investments               9/21/1998             1.40%          1.32%             -              -
       Franklin Growth Investments                        3/1/1999             1.40%              -             -              -
       Fidelity VIP Growth                               2/17/1998             1.40%          1.35%             -              -
       Fidelity VIP II Contrafund                        2/17/1998             1.40%          0.75%             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998             1.40%          0.52%             -              -
       Fidelity VIP III Growth & Income                  2/17/1998             1.40%          1.39%             -              -
       Fidelity VIP Equity-Income                        2/17/1998             1.40%          1.34%             -              -
       American Century VP Income & Growth              11/19/1999             1.40%              -             -              -
       American Century VP International                11/19/1999             1.40%              -             -              -
       American Century VP Value                        11/19/1999             1.40%              -             -              -
       Dreyfus Stock Index                              11/19/1999             1.40%              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999             1.40%              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999             1.40%              -             -              -
       INVESCO VIF Dynamics                             11/19/1999             1.40%              -             -              -
       INVESCO VIF High Yield                           11/19/1999             1.40%              -             -              -
       PIMCO High Yield Bond                            11/19/1999             1.40%              -             -              -
       PIMCO Low Duration Bond                          11/19/1999             1.40%              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999             1.40%              -             -              -
       PIMCO Total Return Bond                          11/19/1999             1.40%              -             -              -
       Scudder International                            11/19/1999             1.40%              -             -              -

**     The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year or period
      December 31, 1999 and the year or period ending December 31, 1998 follows:

                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Cova Quality Income                          1999             $ 763,184            $ 780,067           $ (16,883)
                                                   1998                68,255               66,652               1,603

      Cova Money Market                            1999               267,703              267,703                   -
                                                   1998               127,698              127,698                   -

      Cova Stock Index                             1999             2,369,204            2,061,076             308,128
                                                   1998               135,751              117,530              18,221

      Cova VKAC Growth and Income                  1999             2,136,203            2,024,017             112,186
                                                   1998               104,628               89,010              15,618

      Cova Lord Abbett Growth and Income           1999             3,133,491            3,049,051              84,440
                                                   1998                     -                    -                   -

      Cova Bond Debenture                          1999               946,728              924,039              22,689
                                                   1998               670,935              657,487              13,448

      Cova Developing Growth                       1999                29,109               25,241               3,868
                                                   1998                59,769               61,323              (1,554)

      Cova Large Cap Research                      1999                44,923               39,900               5,023
                                                   1998                 1,318                1,293                  25

      Cova Mid-Cap Value                           1999               164,060              155,815               8,245
                                                   1998               121,779              126,280              (4,501)

      Cova Quality Bond                            1999             1,843,153            1,830,190              12,963
                                                   1998               319,864              309,113              10,751

      Cova Small Cap Stock                         1999             1,483,447            1,389,634              93,813
                                                   1998               986,220              974,390              11,830

      Cova Large Cap Stock                         1999             2,143,398            1,691,559             451,839
                                                   1998             1,700,678            1,489,784             210,894

      Cova Select Equity                           1999             1,326,474            1,133,512             192,962
                                                   1998             1,190,393            1,040,041             150,352

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Cova International Equity                    1999             $ 868,689            $ 749,767           $ 118,922
                                                   1998               652,667              629,290              23,377

      GACC Money Market                            1999             2,410,357            2,367,151              43,206
                                                   1998             2,053,922            2,035,460              18,462

      Lord Abbett Growth and Income                1999            38,963,704           34,458,170           4,505,534
                                                   1998             1,839,293            1,749,075              90,218

      Russell Multi-Style Equity                   1999               201,087              197,677               3,410
                                                   1998                 7,462                7,262                 200

      Russell Aggressive Equity                    1999                54,526               54,268                 258
                                                   1998                   416                  468                 (52)

      Russell Non-US                               1999               101,624               93,032               8,592
                                                   1998                   821                  900                 (79)

      Russell Core Bond                            1999               352,634              364,812             (12,178)
                                                   1998                 1,162                1,160                   2

      Russell Real Estate Securities               1999                 1,815                1,814                   1
                                                   1998                     -                    -                   -

      AIM V.I. Value                               1999               249,337              244,207               5,130
                                                   1998                26,188               27,774              (1,586)

      AIM V.I. Capital Appreciation                1999                35,568               33,976               1,592
                                                   1998                   236                  258                 (22)

      AIM V.I. International Equity                1999                62,427               61,796                 631
                                                   1998                40,160               46,103              (5,943)

      Alliance Premier Growth                      1999               229,266              202,124              27,142
                                                   1998                67,438               74,072              (6,634)

      Alliance Real Estate Investment              1999                62,352               66,956              (4,604)
                                                   1998                14,746               17,733              (2,987)

      Liberty Newport Tiger Fund, Variable         1999                   294                  188                 106
                                                   1998                    37                   33                   4


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Goldman Sachs Growth and Income              1999              $ 24,697             $ 24,338               $ 359
                                                   1998                23,582               27,701              (4,119)

      Goldman Sachs International Equity           1999                26,414               25,126               1,288
                                                   1998                   999                1,123                (124)

      Goldman Sachs Global Income                  1999                   513                  520                  (7)
                                                   1998                   181                  176                   5

      Kemper-Dreman High Return Equity             1999                     1                    1                   -
                                                   1998                     -                    -                   -

      Kemper Small Cap Growth                      1999                 8,971                7,861               1,110
                                                   1998                 7,419                7,675                (256)

      Kemper Small Cap Value                       1999                38,781               41,554              (2,773)
                                                   1998                21,781               28,205              (6,424)

      Kemper Government Securities                 1999               167,850              168,571                (721)
                                                   1998                     9                    9                   -

      MFS Bond                                     1999                     1                    1                   -
                                                   1998                     -                    -                   -

      MFS Research                                 1999                33,705               31,571               2,134
                                                   1998                 1,823                1,914                 (91)

      MFS Growth with Income                       1999                73,640               68,795               4,845
                                                   1998                40,854               45,826              (4,972)

      MFS Emerging Growth                          1999                75,663               60,111              15,552
                                                   1998                31,963               34,744              (2,781)

      MFS/Foreign & Colonial  Emerging Markets Equi1999                36,299               38,041              (1,742)
                                                   1998                32,580               43,015             (10,435)

      MFS High Income                              1999                38,805               37,409               1,396
                                                   1998                18,006               19,172              (1,166)

      MFS Global Governments                       1999                 2,043                2,097                 (54)
                                                   1998                    34                   33                   1


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Oppenheimer Capital Appreciation             1999              $ 19,283             $ 17,339             $ 1,944
                                                   1998                   731                  756                 (25)

      Oppenheimer Main Street Growth & Income      1999                66,494               60,355               6,139
                                                   1998                 1,004                1,167                (163)

      Oppenheimer High Income                      1999                20,434               20,986                (552)
                                                   1998                 2,657                2,855                (198)

      Oppenheimer Bond                             1999               134,169              136,015              (1,846)
                                                   1998                17,891               17,655                 236

      Oppenheimer Strategic Bond                   1999                15,743               15,871                (128)
                                                   1998                   160                  165                  (5)

      Putnam VT Growth and Income                  1999               130,751              127,509               3,242
                                                   1998                45,339               51,871              (6,532)

      Putnam VT New Value                          1999                17,801               16,648               1,153
                                                   1998                 6,880                6,868                  12

      Putnam VT Vista                              1999                32,813               29,123               3,690
                                                   1998                   376                  388                 (12)

      Putnam VT International Growth               1999               114,673              103,575              11,098
                                                   1998                64,381               72,707              (8,326)

      Putnam VT International New Opportunities    1999                16,020               12,486               3,534
                                                   1998                   378                  405                 (27)

      Templeton Bond                               1999                    40                   40                   -
                                                   1998                     -                    -                   -

      Franklin Small Cap Investments               1999               190,577              145,895              44,682
                                                   1998                     -                    -                   -

      Templeton Stock                              1999                25,941               26,138                (197)
                                                   1998                     -                    -                   -

      Templeton International                      1999                 2,257                2,151                 106
                                                   1998                   133                  124                   9


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Templeton Developing Markets                 1999              $ 33,863             $ 28,005             $ 5,858
                                                   1998                   133                  125                   8

      Templeton Mutual Shares Investments          1999                 9,338                9,502                (164)
                                                   1998                     -                    -                   -

      Franklin Growth Investments                  1999                   393                  364                  29
                                                   1998                     -                    -                   -

      Fidelity VIP Growth                          1999                 1,642                1,430                 212
                                                   1998                     3                    3                   -

      Fidelity VIP II Contrafund                   1999                    92                   89                   3
                                                   1998                     -                    -                   -

      Fidelity VIP III Growth Opportunities        1999                    76                   73                   3
                                                   1998                     -                    -                   -

      Fidelity VIP III Growth & Income             1999                 1,822                1,642                 180
                                                   1998                     -                    -                   -

      Fidelity VIP Equity-Income                   1999                   540                  548                  (8)
                                                   1998                     -                    -                   -

      American Century VP Income & Growth          1999                     -                    -                   -
                                                   1998                     -                    -                   -

      American Century VP International            1999                     -                    -                   -
                                                   1998                     -                    -                   -

      American Century VP Value                    1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus Stock Index                          1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus VIF Disciplined Stock                1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus VIF Capital Appreciation             1999                     -                    -                   -
                                                   1998                     -                    -                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      INVESCO VIF Dynamics                         1999                   $ -                  $ -                 $ -
                                                   1998                     -                    -                   -

      INVESCO VIF High Yield                       1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO High Yield Bond                        1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO Low Duration Bond                      1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO StocksPLUS Growth & Income             1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO Total Return Bond                      1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Scudder International                        1999                     -                    -                   -
                                                   1998                     -                    -                   -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Cova Quality Income                          1999                   $ -               $ 19,209           $ (19,209)
                                                   1998                19,209                 14,678               4,531

      Cova Money Market                            1999                     -                      -                   -
                                                   1998                     -                      -                   -

      Cova Stock Index                             1999                     -                491,713            (491,713)
                                                   1998               491,713                393,343              98,370

      Cova VKAC Growth and Income                  1999                     -                316,285            (316,285)
                                                   1998               316,285                251,383              64,902

      Cova Lord Abbett Growth and Income           1999             4,841,111                      -           4,841,111
                                                   1998                     -                      -                   -

      Cova Bond Debenture                          1999               337,384                273,399              63,985
                                                   1998               273,399                163,335             110,064

      Cova Developing Growth                       1999               460,172                 57,633             402,539
                                                   1998                57,633                    404              57,229

      Cova Large Cap Research                      1999               371,070                 52,098             318,972
                                                   1998                52,098                      -              52,098

      Cova Mid-Cap Value                           1999                74,191                 14,516              59,675
                                                   1998                14,516                  2,536              11,980

      Cova Quality Bond                            1999                 8,755                254,122            (245,367)
                                                   1998               254,122                 42,117             212,005

      Cova Small Cap Stock                         1999             3,439,414                 (2,832)          3,442,246
                                                   1998                (2,832)               765,772            (768,604)

      Cova Large Cap Stock                         1999             8,146,484              4,717,561           3,428,923
                                                   1998             4,717,561                630,868           4,086,693

      Cova Select Equity                           1999             3,050,805              3,163,743            (112,938)
                                                   1998             3,163,743              1,284,973           1,878,770

      Cova International Equity                    1999             3,605,177                918,988           2,686,189
                                                   1998               918,988                 91,655             827,333


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      GACC Money Market                            1999              $ 50,675                $ 8,746            $ 41,929
                                                   1998                 8,746                    440               8,306

      Lord Abbett Growth and Income                1999                     -              2,782,796          (2,782,796)
                                                   1998             2,782,796              1,514,090           1,268,706

      Russell Multi-Style Equity                   1999               181,798                 37,385             144,413
                                                   1998                37,385                      -              37,385

      Russell Aggressive Equity                    1999                39,083                 (1,753)             40,836
                                                   1998                (1,753)                     -              (1,753)

      Russell Non-US                               1999               259,569                  1,844             257,725
                                                   1998                 1,844                      -               1,844

      Russell Core Bond                            1999              (142,357)                 3,543            (145,900)
                                                   1998                 3,543                      -               3,543

      Russell Real Estate Securities               1999                  (393)                     -                (393)
                                                   1998                     -                      -                   -

      AIM V.I. Value                               1999               312,963                  1,376             311,587
                                                   1998                 1,376                      -               1,376

      AIM V.I. Capital Appreciation                1999               211,517                  5,386             206,131
                                                   1998                 5,386                      -               5,386

      AIM V.I. International Equity                1999               101,232                 (6,224)            107,456
                                                   1998                (6,224)                     -              (6,224)

      Alliance Premier Growth                      1999               582,513                118,514             463,999
                                                   1998               118,514                      -             118,514

      Alliance Real Estate Investment              1999               (30,367)               (17,191)            (13,176)
                                                   1998               (17,191)                     -             (17,191)

      Liberty Newport Tiger Fund, Variable         1999                18,690                  2,743              15,947
                                                   1998                 2,743                      -               2,743

      Goldman Sachs Growth and Income              1999                (4,321)               (11,213)              6,892
                                                   1998               (11,213)                     -             (11,213)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Goldman Sachs International Equity           1999              $ 62,028                  2,720            $ 59,308
                                                   1998                 2,720                      -               2,720

      Goldman Sachs Global Income                  1999                (1,776)                  (187)             (1,589)
                                                   1998                  (187)                     -                (187)

      Kemper-Dreman High Return Equity             1999                    (8)                     5                 (13)
                                                   1998                     5                      -                   5

      Kemper Small Cap Growth                      1999                37,072                  3,989              33,083
                                                   1998                 3,989                      -               3,989

      Kemper Small Cap Value                       1999                (3,443)               (13,980)             10,537
                                                   1998               (13,980)                     -             (13,980)

      Kemper Government Securities                 1999                    76                    206                (130)
                                                   1998                   206                      -                 206

      MFS Bond                                     1999                     1                      5                  (4)
                                                   1998                     5                      -                   5

      MFS Research                                 1999               175,774                 24,572             151,202
                                                   1998                24,572                      -              24,572

      MFS Growth with Income                       1999               126,692                 54,989              71,703
                                                   1998                54,989                      -              54,989

      MFS Emerging Growth                          1999               684,030                 87,574             596,456
                                                   1998                87,574                      -              87,574

      MFS/Foreign & Colonial Emerging Markets Equit1999                 5,475                 (7,685)             13,160
                                                   1998                (7,685)                     -              (7,685)

      MFS High Income                              1999                (2,211)                (2,625)                414
                                                   1998                (2,625)                     -              (2,625)

      MFS Global Governments                       1999                  (242)                   189                (431)
                                                   1998                   189                      -                 189

      Oppenheimer Capital Appreciation             1999                62,672                  9,357              53,315
                                                   1998                 9,357                      -               9,357


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                          Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Oppenheimer Main Street Growth & Income      1999              $ 49,552                   (771)           $ 50,323
                                                   1998                  (771)                     -                (771)

      Oppenheimer High Income                      1999                (3,509)                (2,071)             (1,438)
                                                   1998                (2,071)                     -              (2,071)

      Oppenheimer Bond                             1999               (15,662)                12,503             (28,165)
                                                   1998                12,503                      -              12,503

      Oppenheimer Strategic Bond                   1999                   136                   (129)                265
                                                   1998                  (129)                     -                (129)

      Putnam VT Growth and Income                  1999               (49,990)                44,649             (94,639)
                                                   1998                44,649                      -              44,649

      Putnam VT New Value                          1999                  (231)                   860              (1,091)
                                                   1998                   860                      -                 860

      Putnam VT Vista                              1999                79,103                  7,815              71,288
                                                   1998                 7,815                      -               7,815

      Putnam VT International Growth               1999               513,520                 (2,297)            515,817
                                                   1998                (2,297)                     -              (2,297)

      Putnam VT International New Opportunities    1999                91,867                    299              91,568
                                                   1998                   299                      -                 299

      Templeton Bond                               1999                    (9)                     -                  (9)
                                                   1998                     -                      -                   -

      Franklin Small Cap Investments               1999                33,706                      -              33,706
                                                   1998                     -                      -                   -

      Templeton Stock                              1999                14,590                      -              14,590
                                                   1998                     -                      -                   -

      Templeton International                      1999                67,478                  4,711              62,767
                                                   1998                 4,711                      -               4,711

      Templeton Developing Markets                 1999                37,123                  3,570              33,553
                                                   1998                 3,570                      -               3,570

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Templeton Mutual Shares Investments          1999               $ 1,833                  $ 263             $ 1,570
                                                   1998                   263                      -                 263

      Franklin Growth Investments                  1999                24,948                      -              24,948
                                                   1998                     -                      -                   -

      Fidelity VIP Growth                          1999                15,091                  1,118              13,973
                                                   1998                 1,118                      -               1,118

      Fidelity VIP II Contrafund                   1999                 1,306                     99               1,207
                                                   1998                    99                      -                  99

      Fidelity VIP III Growth Opportunities        1999                   437                     19                 418
                                                   1998                    19                      -                  19

      Fidelity VIP III Growth & Income             1999                 7,812                  3,784               4,028
                                                   1998                 3,784                      -               3,784

      Fidelity VIP Equity-Income                   1999                  (988)                   635              (1,623)
                                                   1998                   635                      -                 635

      American Century VP Income & Growth          1999                   407                      -                 407
                                                   1998                     -                      -                   -

      American Century VP International            1999                    25                      -                  25
                                                   1998                     -                      -                   -

      American Century VP Value                    1999                   134                      -                 134
                                                   1998                     -                      -                   -

      Dreyfus Stock Index                          1999                     3                      -                   3
                                                   1998                     -                      -                   -

      Dreyfus VIF Disciplined Stock                1999                     2                      -                   2
                                                   1998                     -                      -                   -

      Dreyfus VIF Capital Appreciation             1999                     -                      -                   -
                                                   1998                     -                      -                   -

      INVESCO VIF Dynamics                         1999                 1,133                      -               1,133
                                                   1998                     -                      -                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      INVESCO VIF High Yield                       1999                 $ (14)                   $ -               $ (14)
                                                   1998                     -                      -                   -

      PIMCO High Yield Bond                        1999                     -                      -                   -
                                                   1998                     -                      -                   -

      PIMCO Low Duration Bond                      1999                    (1)                     -                  (1)
                                                   1998                     -                      -                   -

      PIMCO StocksPLUS Growth & Income             1999                    (4)                     -                  (4)
                                                   1998                     -                      -                   -

      PIMCO Total Return Bond                      1999                   (33)                     -                 (33)
                                                   1998                     -                      -                   -

      Scudder International                        1999                   516                      -                 516
                                                   1998                     -                      -                   -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                   Cova
                                          ---------------------------------------------------------------------------------------
                                                                                   VKAC      Lord Abbett
                                                                                  Growth       Growth
                                           Quality       Money       Stock         and          and         Bond      Developing
                                            Income      Market       Index        Income       Income    Debenture      Growth
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                43,729      29,951       69,602       80,080            -     347,400        6,039

        Cova units purchased                       -           -            -            -            -           -            -
        Cova units redeemed                        -           -            -            -            -           -            -
        Contract units purchased                   -           -            -           48            -      83,877       31,649
        Contract units transferred, net          763      (8,882)       5,039        9,020            -     280,852       33,339
        Contract units redeemed                 (507)       (306)      (1,474)      (2,306)           -     (30,453)        (101)
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/98                43,985      20,763       73,167       86,842            -     681,676       70,926

        Cova units purchased                       -           -            -            -            -           -            -
        Cova units redeemed                        -           -            -            -            -           -            -
        Contract units purchased                   -           -            -            -       22,044      27,666       16,214
        Contract units transferred, net      (43,985)    (20,763)     (73,167)     (86,842)   1,299,900     224,373       44,030
        Contract units redeemed                    -           -            -            -      (80,888)    (74,415)      (1,117)
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/99                     -           -            -            -    1,241,056     859,300      130,053
                                          ===========  ==========  ===========  ===========  =========== ===========  ===========


Annuity Units:
      Unit balance at 12/31/97                                                                        -           -

        Contract units purchased                                                                      -           -
        Contract units transferred, net                                                               -           -
        Contract units redeemed                                                                       -           -
                                                                                             ----------- -----------
      Unit balance at 12/31/98                                                                        -           -

        Contract units purchased                                                                  4,596         574
        Contract units transferred, net                                                               -           -
        Contract units redeemed                                                                    (229)        (10)
                                                                                             ----------- -----------
      Unit balance at 12/31/99                                                                    4,367         564
                                                                                             =========== ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                     Cova
                                            ---------------------------------------------------------------------------------------

                                              Large                                 Small        Large
                                               Cap        Mid-Cap      Quality       Cap          Cap         Select   International
                                             Research      Value        Bond        Stock        Stock        Equity      Equity
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                       -        8,510     234,643      487,580      686,677      700,550     554,105

        Cova units purchased                         -            -           -            -            -            -           -
        Cova units redeemed                          -            -           -            -            -            -           -
        Contract units purchased                21,971       56,591      71,796       55,831       86,312       93,645      39,068
        Contract units transferred, net         27,982       20,523     212,881      162,174      401,442      309,696     218,017
        Contract units redeemed                    (59)        (167)    (18,275)     (41,660)     (42,041)     (51,094)    (31,815)
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/98                  49,894       85,457     501,045      663,925    1,132,390    1,052,797     779,375

        Cova units purchased                         -            -           -            -            -            -           -
        Cova units redeemed                          -            -           -            -            -            -           -
        Contract units purchased                20,904        8,156      45,162        6,514       66,126       40,833      14,882
        Contract units transferred, net         74,235       42,226     134,409       17,765      437,689      218,477      83,145
        Contract units redeemed                 (2,663)      (3,680)    (51,215)     (55,509)    (104,248)     (74,671)    (38,406)
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/99                 142,370      132,159     629,401      632,695    1,531,957    1,237,436     838,996
                                            ===========  ===========  ==========  ===========  ===========  ===========  ==========


Annuity Units:
      Unit balance at 12/31/97                                                                          -            -

        Contract units purchased                                                                        -            -
        Contract units transferred, net                                                                 -            -
        Contract units redeemed                                                                         -            -
                                                                                               -----------  -----------
      Unit balance at 12/31/98                                                                          -            -

        Contract units purchased                                                                      497          536
        Contract units transferred, net                                                                 -            -
        Contract units redeemed                                                                        (9)          (9)
                                                                                               -----------  -----------
      Unit balance at 12/31/99                                                                        488          527
                                                                                               ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                            GACC      Lord Abbett                            Russell
                                         -----------  ----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money         and        Style      Aggressive                  Core        Estate
                                           Market      Income       Equity       Equity       Non-US       Bond      Securities
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97               14,091     791,310            -            -            -           -            -

        Cova units purchased                      -           -           10           10           10          10            -
        Cova units redeemed                       -           -          (10)         (10)         (10)        (10)           -
        Contract units purchased            175,697      70,041       45,702        7,795       16,824      54,877            -
        Contract units transferred, net     (33,948)    266,026        2,780          887        1,475       6,720            -
        Contract units redeemed             (26,271)    (46,611)         (94)         (31)         (40)        (99)           -
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98              129,569   1,080,766       48,388        8,651       18,259      61,498            -

        Cova units purchased                      -           -            -            -            -           -           10
        Cova units redeemed                       -           -            -            -            -           -            -
        Contract units purchased             40,375       1,724       91,450       20,590       42,210      62,696        3,044
        Contract units transferred, net      59,538   (1,081,503)     86,263       18,811       44,034     109,121        3,043
        Contract units redeemed             (71,498)       (987)     (12,312)      (3,822)      (5,651)    (12,660)        (180)
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99              157,984           -      213,789       44,230       98,852     220,655        5,917
                                         ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED


                                                                                                                          Goldman
                                                           AIM                           Alliance            Liberty       Sachs
                                          --------------------------------------  ------------------------  -----------  ----------
                                                                                                             Newport
                                                                        V.I.                      Real        Tiger       Growth
                                                       V.I. Capital  International Premier       Estate       Fund,         and
                                          V.I. Value   Appreciation    Equity       Growth     Investment    Variable     Income
                                          -----------  ------------  -----------  -----------  -----------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                     -             -            -            -            -            -           -

        Cova units purchased                      10            10           10           10           10           10           9
        Cova units redeemed                        -             -          (10)         (10)         (10)           -          (9)
        Contract units purchased               2,811         5,456       15,482       61,989       20,016        2,387      11,978
        Contract units transferred, net           44           104          (97)       1,056        2,144            -       1,129
        Contract units redeemed                    -             -         (128)        (176)         (83)           -           -
                                          -----------  ------------  -----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/98                 2,865         5,570       15,257       62,869       22,077        2,397      13,107

        Cova units purchased                       -             -            -            -            -            -           -
        Cova units redeemed                      (10)          (10)           -            -            -            -           -
        Contract units purchased              44,739        21,372        4,532       26,274        2,189          242       1,334
        Contract units transferred, net      112,925        36,447         (289)      49,651        6,416            -      13,209
        Contract units redeemed               (1,760)         (115)        (178)      (7,958)      (1,302)           -        (252)
                                          ===========  ============  ===========  ===========  ===========  ===========  ==========
      Unit balance at 12/31/99               158,759        63,264       19,322      130,836       29,380        2,639      27,398
                                          ===========  ============  ===========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                             Goldman Sachs                            Kemper                           MFS
                                       -----------------------  -------------------------------------------------  -----------
                                                                 Kemper-
                                                                  Dreman       Small        Small
                                       International Global     High Return     Cap          Cap       Government
                                         Equity      Income       Equity       Growth       Value      Securities     Bond
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                  -           -            -            -            -           -            -

        Cova units purchased                    9          10           10           10           10          10           10
        Cova units redeemed                    (9)          -            -          (10)         (10)          -            -
        Contract units purchased           13,558       2,992            -        3,287       18,879       2,180            -
        Contract units transferred, net     2,301           -            -          542       (2,152)        329            -
        Contract units redeemed                 -           -            -            -          (86)          -            -
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98             15,859       3,002           10        3,829       16,641       2,519           10

        Cova units purchased                    -           -            -            -            -           -            -
        Cova units redeemed                     -           -            -            -            -         (10)           -
        Contract units purchased            2,125           -            -        1,544        5,762       4,211            -
        Contract units transferred, net     9,273         169            -        3,069        6,802      15,559            -
        Contract units redeemed              (188)         (6)           -         (247)      (1,472)     (1,472)           -
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99             27,069       3,165           10        8,195       27,733      20,807           10
                                       ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                  MFS                                  Oppenheimer
                                         ----------------------------------------------------------------------------  -----------
                                                                                   F&C
                                                        Growth                  Emerging
                                                         with       Emerging     Markets       High        Global       Capital
                                          Research      Income       Growth      Equity       Income     Governments   Appreciation
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
Accumulation units:
      Unit balance at 12/31/97                    -            -            -           -            -             -            -

        Cova units purchased                     10           10           10          10           10            10           10
        Cova units redeemed                     (10)         (10)         (10)        (10)         (10)            -            -
        Contract units purchased             22,166       60,871       45,740       8,277       12,308           316        4,131
        Contract units transferred, net       3,870        4,170        2,112      (3,990)         826            59          938
        Contract units redeemed                 (42)        (250)        (142)        (53)         (54)            -          (42)
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
      Unit balance at 12/31/98               25,994       64,791       47,710       4,234       13,080           385        5,037

        Cova units purchased                      -            -            -           -            -             -            -
        Cova units redeemed                       -            -            -           -            -             -          (10)
        Contract units purchased             11,000        7,379        5,934         280        3,279             -        7,947
        Contract units transferred, net      27,980       44,209       12,818        (516)       5,315           857        3,078
        Contract units redeemed              (2,825)      (3,406)      (3,900)       (101)        (134)         (192)         (73)
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
      Unit balance at 12/31/99               62,149      112,973       62,562       3,897       21,540         1,050       15,979
                                         ===========  ===========  ===========  ==========  ===========  ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                            Oppenheimer                                 Putnam
                                        -------------------------------------------------  ------------------------------------
                                        Main Street
                                          Growth                                           VT Growth
                                           and         High                   Strategic       and        VT New
                                          Income      Income        Bond         Bond        Income       Value      VT Vista
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                   -           -            -            -            -           -            -

        Cova units purchased                    10          10           10           10           10          10           10
        Cova units redeemed                    (10)        (10)         (10)           -          (10)          -          (10)
        Contract units purchased            13,701       9,108       39,444        2,196       72,178         487        4,298
        Contract units transferred, net      1,202       1,436        7,160          478        8,219       1,705        2,501
        Contract units redeemed                (21)        (11)        (227)           -         (283)          -            -
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98              14,882      10,533       46,377        2,684       80,114       2,202        6,799

        Cova units purchased                     -           -            -            -            -           -            -
        Cova units redeemed                      -           -            -            -            -           -            -
        Contract units purchased             6,837      10,663        5,587        1,431       11,339         960        1,813
        Contract units transferred, net     14,499       4,546       21,701        3,461       49,556        (304)      10,387
        Contract units redeemed             (1,618)       (121)      (1,892)         (73)      (9,482)       (516)      (1,292)
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99              34,600      25,621       71,773        7,503      131,527       2,342       17,707
                                        ===========  ==========  ===========  ===========  ===========  ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                     Putnam                                   Templeton
                                          --------------------------  --------------------------------------------------------------
                                                            VT
                                              VT        International               Franklin
                                          International     New                    Small Cap                             Developing
                                            Growth      Opportunities    Bond      Investments    Stock    International  Markets
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      -             -            -            -            -           -            -

        Cova units purchased                       10            10            -            -            -          13           18
        Cova units redeemed                       (10)          (10)           -            -            -           -          (18)
        Contract units purchased               56,707         4,416            -            -            -       6,502        3,871
        Contract units transferred, net           107           367            -            -            -         126        3,162
        Contract units redeemed                  (248)            -            -            -            -         (15)           -
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98                 56,566         4,783            -            -            -       6,626        7,033

        Cova units purchased                        -             -           10           10           10           -            -
        Cova units redeemed                         -             -            -          (10)         (10)        (13)           -
        Contract units purchased               10,196           227          524          806        4,297      12,524        1,216
        Contract units transferred, net        17,571         3,759          261       17,982        4,392      31,833        5,345
        Contract units redeemed                (2,351)          (48)           -      (11,562)          (3)       (133)        (338)
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99                 81,982         8,721          795        7,226        8,686      50,837       13,256
                                          ============  ============  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                  Templeton                                   Fidelity
                                         -------------------------  ---------------------------------------------------------------

                                           Mutual       Franklin                                VIP III      VIP III        VIP
                                           Shares        Growth        VIP         VIP II       Growth       Growth &     Equity-
                                         Investments   Investments    Growth     Contrafund   Opportunities   Income      Income
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                     -            -            -            -             -            -           -

        Cova units purchased                      12            -           10           10            10           10          10
        Cova units redeemed                        -            -            -            -             -            -           -
        Contract units purchased                 863            -           89           68             -          325         296
        Contract units transferred, net           69            -          406            -           104        1,747         466
        Contract units redeemed                    -            -            -            -             -            -           -
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
      Unit balance at 12/31/98                   944            -          505           78           114        2,082         772

        Cova units purchased                       -           10            -            -             -            -           -
        Cova units redeemed                      (12)         (10)           -            -             -            -           -
        Contract units purchased                   -            -        2,750          476           405        3,256         256
        Contract units transferred, net        8,517       10,713        1,523           69             2        1,626       2,395
        Contract units redeemed                   (1)         (40)          (1)           -             -            -           -
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
      Unit balance at 12/31/99                 9,448       10,673        4,777          623           521        6,964       3,423
                                         ============  ===========  ===========  ===========  ============  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                       American Century                        Dreyfus                    INVESCO
                                          -------------------------------------- --------------------------------------  -----------

                                          VP Income                                              VIF           VIF
                                              &            VP            VP        Stock      Disciplined    Capital        VIF
                                            Growth     International   Value       Index        Stock      Appreciation   Dynamics
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
Accumulation units:
      Unit balance at 12/31/97                     -             -            -           -            -             -            -

        Cova units purchased                       -             -            -           -            -             -            -
        Cova units redeemed                        -             -            -           -            -             -            -
        Contract units purchased                   -             -            -           -            -             -            -
        Contract units transferred, net            -             -            -           -            -             -            -
        Contract units redeemed                    -             -            -           -            -             -            -
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
      Unit balance at 12/31/98                     -             -            -           -            -             -            -

        Cova units purchased                      10            10           10          10           10            10           10
        Cova units redeemed                        -             -            -           -            -             -            -
        Contract units purchased               1,007             -          536           -            -             -        1,941
        Contract units transferred, net            -             -            -           -            -             -            -
        Contract units redeemed                    -             -            -           -            -             -            -
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
      Unit balance at 12/31/99                 1,017            10          546          10           10            10        1,951
                                          ===========  ============  =========== ===========  ===========  ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                            INVESCO                                 PIMCO                      Scudder
                                           -----------  ---------------------------------------------------  ------------

                                              VIF          High         Low       StocksPLUS      Total
                                              High        Yield       Duration     Growth &       Return
                                             Yield         Bond         Bond        Income         Bond      International
                                           -----------  -----------  ----------- -------------  -----------  ------------
Accumulation units:
      Unit balance at 12/31/97                      -            -            -             -            -             -

        Cova units purchased                        -            -            -             -            -             -
        Cova units redeemed                         -            -            -             -            -             -
        Contract units purchased                    -            -            -             -            -             -
        Contract units transferred, net             -            -            -             -            -             -
        Contract units redeemed                     -            -            -             -            -             -
                                           -----------  -----------  ----------- -------------  -----------  ------------
      Unit balance at 12/31/98                      -            -            -             -            -             -

        Cova units purchased                       10           10           10            10           10            10
        Cova units redeemed                         -            -            -             -            -             -
        Contract units purchased                  986            -            -             -        1,515           614
        Contract units transferred, net             -            -            -             -            -             -
        Contract units redeemed                     -            -            -             -            -             -
                                           -----------  -----------  ----------- -------------  -----------  ------------
      Unit balance at 12/31/99                    996           10           10            10        1,525           624
                                           ===========  ===========  =========== =============  ===========  ============







                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.






                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

a.   FINANCIAL STATEMENTS

           The following financial statements of the Separate Account are included in Part B hereof:

           1. Independent Auditors' Report.

           2. Statement of Assets and Liabilities as of December 31, 1999.

           3. Statement of Operations for the year ended December 31, 1999.

           4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.

           5. Notes to Financial Statements - December 31, 1999 and 1998.


           The following financial statements of the Company are included in Part B hereof.

            1.  Independent Auditors' Report.

            2.  Balance Sheets as of December 31, 1999 and 1998.

            3. Statements of Income for the years ended December 31, 1999, 1998 and 1997.

            4. Statements of Shareholder's Equity for the Years Ended December 31, 1999, 1998 and 1997.

            5. Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997.

            6. Notes to Financial Statements - December 31, 1999, 1998 and 1997.
b.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)

     2.   Not Applicable

     3.   Principal Underwriter's Agreement(2)

     4.   Individual  Flexible  Purchase Payment Deferred Variable
          Annuity Contract(1)

     5.   Application for Variable Annuity(1)

     6.   (i) Copy of Articles of Incorporation of the Company(2)
          (ii) Copy of the Bylaws of the Company(2)

     7.   Not Applicable

     8. (i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company(3)

         (ii) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company(4)

     9.   Opinion and Consent of Counsel. (6)

     10.  Consent of Independent Auditors.

     11.  Not Applicable

     12.  Not Applicable

     13.  Not Applicable

     14.  Company Organizational Chart(5)

     (1) incorporated by reference to Registrant's Form N-4 (File Nos.
         333-90407 and 811-7060) as filed electronically on November 5, 1999.
     (2) incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on November 19, 1997.
     (3) incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on February 11, 1998.
     (4) incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File No. 333-34817) as filed electronically on April 30, 1999.
     (5) incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-90407 and 811-7060) as electronically filed on February 1, 2000.

     (6) incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-90407 and 811-7060) as electronically filed on May 1, 2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR.

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
--------------------------------  --------------------------------
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Barber                    Director
13045 Tesson Ferry Rd.
St. Louis, MO 63128

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Constance A. Doern                Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Lisa O. Kirchner                  Vice President
4700 Westown Parkway
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

William C. Mair                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

John J. Myers                     Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000        and Secretary
Oakbrook Terrace, IL  60181-4644

Joann T. Tanaka                   Senior Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and Controller
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

A company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 (File Nos. 333-90407 and 811-7060) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 12, 2000, there was 1 non-qualified contract owner and -0- qualified contract owners.

ITEM 28.   INDEMNIFICATION.

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account One
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   Security Equity Separate Account 26
   Security Equity Separate Account 27

(b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

    Name and Principal  Positions and Offices
      Business Address   with Underwriter
-----------------------  ---------------------------

Lorry J. Stensrud        Director

Patricia E. Gubbe        President, Chief Compliance Officer
                         and Director

William C. Mair          Director

Philip A. Haley          Vice President

Shari Ruecker            Vice President

Mark E. Reynolds         Treasurer

James W. Koeger          Assistant Treasurer

Bernard J. Spaulding     Secretary

(c)  Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 12th day of May, 2000.


                                  COVA VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                             By:  COVA FINANCIAL LIFE INSURANCE COMPANY


                             By: /s/BERNARD J. SPAULDING
                                  _________________________________________
                                 Senior Vice President, General Counsel
                                     and Secretary

                                  COVA FINANCIAL LIFE INSURANCE COMPANY
                                  Depositor



                              By: /s/BERNARD J. SPAULDING
                                 ________________________________________
                                   Senior Vice President, General Counsel
                                     and Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                        Chairman of the Board and
----------------------  Director                  --------
Richard A. Liddy                                   Date

/s/LORRY J. STENSRUD    President and Director    5/12/00
----------------------                            --------
Lorry J. Stensrud                                  Date


/s/J. ROBERT HOPSON     Director                  5/12/00
----------------------                            --------
J. Robert Hopson                                   Date

William C. Mair*        Director                  5/12/00
----------------------                            --------
William C. Mair                                    Date


E. Thomas Hughes, Jr.*  Treasurer and Director    5/12/00
----------------------                            --------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*    Director                  5/12/00
----------------------                            --------
Matthew P. McCauley                                Date

John W. Barber*         Director                  5/12/00
----------------------                            --------
John W. Barber                                     Date

/s/MARK E. REYNOLDS                               5/12/00
---------------------    Director                 --------
Mark E. Reynolds                                   Date


---------------------    Director                 --------
J. Terri Tanaka                                    Date

/s/PETER L. WITKEWIZ                              5/12/00
---------------------    Controller               --------
Peter L. Witkewiz                                  Date




                                  *By: /s/LORRY J. STENSRUD
                                        ____________________________________
                                        Lorry J. Stensrud, Attorney-in-Fact





                               INDEX TO EXHIBITS

EX-99.B10   Consent of Independent Auditors.